UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS


Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                           Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [98.0%]

   AEROSPACE & DEFENSE [4.7%]
   Goodrich                                             16,400   $          977
   Honeywell International                              21,200            1,193
   Lockheed Martin                                      13,000            1,223
   Northrop Grumman                                     17,000            1,324
   Raytheon                                             25,200            1,358
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              6,075
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                                 9,600            1,065
   =============================================================================

   BEVERAGES [1.6%]
   Coca-Cola                                            21,100            1,104
   Coca-Cola Enterprises                                20,000              480
   Molson Coors Brewing, Cl B                            4,500              416
   -----------------------------------------------------------------------------
   TOTAL BEVERAGES                                                        2,000
   =============================================================================

   CAPITAL MARKETS [6.2%]
   Bank of New York *                                   11,600              481
   Goldman Sachs Group                                  11,200            2,427
   Lehman Brothers Holdings                             15,000            1,118
   Merrill Lynch                                         9,900              827
   Morgan Stanley                                       27,000            2,265
   State Street                                         11,200              766
   -----------------------------------------------------------------------------
   TOTAL CAPITAL MARKETS                                                  7,884
   =============================================================================

   CHEMICALS [2.7%]
   Dow Chemical                                         36,000            1,592
   PPG Industries                                       14,000            1,065
   Rohm & Haas                                          15,800              864
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        3,521
   =============================================================================

   COMMERCIAL BANKS [6.6%]
   BB&T                                                 14,500              590
   Keycorp                                              10,400              357
   PNC Financial Services Group                         14,300            1,023
   SunTrust Banks                                        6,300              540
   US Bancorp                                           48,000            1,582
   Wachovia                                             26,400            1,353
   Wells Fargo                                          84,960            2,988
   -----------------------------------------------------------------------------
   TOTAL COMMERCIAL BANKS                                                 8,433
   =============================================================================

Description                                          Shares        Value (000)
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES [0.4%]
   Waste Management                                     11,600   $          453
   =============================================================================

   COMMUNICATIONS EQUIPMENT [0.3%]
   Qualcomm                                              9,800              425
   =============================================================================

   COMPUTERS & PERIPHERALS [4.7%]
   Apple Computer *                                      7,300              891
   Hewlett-Packard                                      68,700            3,065
   IBM                                                  19,900            2,095
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS & PERIPHERALS                                          6,051
   =============================================================================

   CONTAINERS & PACKAGING [0.4%]
   Bemis                                                17,000              564
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [7.2%]
   Bank of America                                      75,896            3,710
   CIT Group                                            14,500              795
   Citigroup                                            67,786            3,477
   JPMorgan Chase                                       25,300            1,226
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   9,208
   =============================================================================

   DIVERSIFIED TELECOMMUNICATION SERVICES [6.1%]
   AT&T                                                113,117            4,694
   Verizon Communications                               77,109            3,175
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           7,869
   =============================================================================

   ELECTRIC UTILITIES [3.4%]
   Duke Energy                                          22,000              403
   Edison International                                 13,900              780
   Entergy                                               3,500              376
   FirstEnergy                                          11,600              751
   FPL Group                                            17,300              981
   PPL                                                  22,700            1,062
   -----------------------------------------------------------------------------
   TOTAL ELECTRIC UTILITIES                                               4,353
   =============================================================================

   FOOD & STAPLES RETAILING [2.0%]
   Costco Wholesale                                     16,200              948
   Kroger                                               19,300              543
   Safeway                                              31,600            1,075
   -----------------------------------------------------------------------------
   TOTAL FOOD & STAPLES RETAILING                                         2,566
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                          Shares        Value (000)
--------------------------------------------------------------------------------
   FOOD PRODUCTS [1.4%]
   Archer-Daniels-Midland                               15,900   $          526
   General Mills                                        13,200              771
   Tyson Foods                                          22,000              507
   -----------------------------------------------------------------------------
   TOTAL FOOD PRODUCTS                                                    1,804
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.3%]
   Aetna                                                22,100            1,092
   Cigna                                                13,500              705
   Health Management Associates,
     Cl A                                               27,000              306
   McKesson                                             14,400              859
   -----------------------------------------------------------------------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,962
   =============================================================================

   HOTELS RESTAURANTS & LEISURE [0.7%]
   Starwood Hotels & Resorts
     Worldwide                                          13,000              872
   =============================================================================

   HOUSEHOLD DURABLES [0.8%]
   Whirlpool                                             8,700              968
   =============================================================================

   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS [0.9%]
   Constellation Energy Group                           13,400            1,168
   =============================================================================

   INDUSTRIAL CONGLOMERATES [3.0%]
   General Electric                                     47,500            1,818
   Tyco International                                   61,600            2,082
   -----------------------------------------------------------------------------
   TOTAL INDUSTRIAL CONGLOMERATES                                         3,900
   =============================================================================

   INSURANCE [8.7%]
   ACE                                                  17,800            1,113
   Aflac                                                18,800              966
   American International Group                         29,100            2,038
   Chubb                                                27,100            1,467
   Hartford Financial Services
     Group                                              12,300            1,212
   Metlife                                              17,100            1,103
   Progressive                                          33,500              802
   Prudential Financial                                  9,700              943
   Travelers                                            27,000            1,444
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                       11,088
   =============================================================================

Description                                          Shares        Value (000)
--------------------------------------------------------------------------------
   IT SERVICES [0.9%]
   Electronic Data Systems                              39,900   $        1,106
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [0.5%]
   PerkinElmer                                          23,700              618
   =============================================================================

   MACHINERY [1.4%]
   Caterpillar                                          18,600            1,457
   Illinois Tool Works                                   7,000              379
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        1,836
   =============================================================================

   MEDIA [4.8%]
   CBS, Cl B                                            25,750              858
   Citadel Broadcasting                                  3,678               24
   Comcast, Cl A *                                      52,200            1,468
   Time Warner                                         102,800            2,163
   Walt Disney                                          47,900            1,635
   -----------------------------------------------------------------------------
   TOTAL MEDIA                                                            6,148
   =============================================================================

   METALS & MINING [0.4%]
   Alcoa                                                14,100              572
   =============================================================================

   MULTI-UTILITIES [1.3%]
   PG&E                                                 19,600              888
   Sempra Energy                                        12,600              746
   -----------------------------------------------------------------------------
   TOTAL MULTI-UTILITIES                                                  1,634
   =============================================================================

   MULTILINE RETAIL [2.3%]
   JC Penney                                            13,900            1,006
   Macy's                                               23,400              931
   Target                                               15,500              986
   -----------------------------------------------------------------------------
   TOTAL MULTILINE RETAIL                                                 2,923
   =============================================================================

   OFFICE ELECTRONICS [0.8%]
   Xerox *                                              53,500              989
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [6.7%]
   Chevron                                              26,140            2,202
   ConocoPhillips                                       28,280            2,220
   Exxon Mobil                                          13,100            1,099
   Marathon Oil                                         21,300            1,277
   Occidental Petroleum                                 24,400            1,412


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                          Shares        Value (000)
--------------------------------------------------------------------------------
   Valero Energy                                         4,900   $          362
   -----------------------------------------------------------------------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                      8,572
   =============================================================================

   PAPER & FOREST PRODUCTS [0.7%]
   International Paper                                  24,500              957
   =============================================================================

   PERSONAL PRODUCTS [0.4%]
   Alberto-Culver                                       20,000              474
   =============================================================================

   PHARMACEUTICALS [4.3%]
   Abbott Laboratories                                  16,000              857
   Bristol-Myers Squibb                                 66,400            2,095
   Merck                                                22,000            1,096
   Pfizer                                               55,500            1,419
   -----------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  5,467
   =============================================================================

   ROAD & RAIL [2.0%]
   CSX                                                  31,400            1,416
   Norfolk Southern                                     12,600              662
   Ryder System                                          9,300              500
   -----------------------------------------------------------------------------
   TOTAL ROAD & RAIL                                                      2,578
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.8%]
   Analog Devices                                       17,000              640
   Applied Materials                                    52,500            1,043
   Texas Instruments                                    50,000            1,882
   -----------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         3,565
   =============================================================================

   SOFTWARE [0.6%]
   Microsoft                                            24,000              707
   =============================================================================

   SPECIALTY RETAIL [0.5%]
   Best Buy                                             14,200              663
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [1.7%]
   Fannie Mae                                           16,000            1,046
   Washington Mutual                                    26,200            1,117
   -----------------------------------------------------------------------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                       2,163
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [1.0%]
   Alltel                                               10,600              716

Description                                          Shares        Value (000)
--------------------------------------------------------------------------------
   Sprint-Nextel                                        24,300   $          503
   -----------------------------------------------------------------------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,219
   =============================================================================

       TOTAL COMMON STOCK
        (Cost $97,188)                                                  125,420
       =========================================================================

CASH EQUIVALENTS [2.0%]
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.23%**                                 1,137,081            1,137
   SEI Daily Income Trust, Prime
       Obligation Fund,
       Cl A, 5.33%**                                 1,461,184            1,461
   -----------------------------------------------------------------------------
       TOTAL CASH EQUIVALENTS
         (Cost $2,598)                                                    2,598
       =========================================================================

       TOTAL INVESTMENTS [100.0%]
         (Cost $99,786) +                                        $      128,018
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $128,031 ($ THOUSANDS).

+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $99,786 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,123 ($ THOUSANDS) AND $(891) ($ THOUSANDS), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [97.4%]

   AEROSPACE & DEFENSE [3.0%]
   Boeing                                                3,300   $          317
   Honeywell International                              11,000              619
   L-3 Communications Holdings                           3,000              292
   Lockheed Martin                                       2,800              264
   Precision Castparts                                   2,300              279
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              1,771
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.7%]
   United Parcel Service, Cl B                           5,700              416
   =============================================================================

   BEVERAGES [2.5%]
   Coca-Cola                                             4,200              220
   Pepsi Bottling Group                                  9,400              317
   PepsiCo                                              14,500              940
   -----------------------------------------------------------------------------
   TOTAL BEVERAGES                                                        1,477
   =============================================================================

   BIOTECHNOLOGY [3.8%]
   Amgen *                                               9,000              498
   Biogen Idec *                                         7,000              374
   Genzyme-General Division *                            6,500              419
   Gilead Sciences *                                    25,400              985
   -----------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                    2,276
   =============================================================================

   CAPITAL MARKETS [3.6%]
   Franklin Resources                                    2,100              278
   Goldman Sachs Group                                   2,600              564
   Lehman Brothers Holdings                              4,800              358
   Merrill Lynch                                         2,600              217
   State Street                                          5,400              369
   T Rowe Price Group                                    7,000              363
   -----------------------------------------------------------------------------
   TOTAL CAPITAL MARKETS                                                  2,149
   =============================================================================

   COMMERCIAL BANKS [0.4%]
   Synovus Financial                                     8,300              255
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [1.2%]
   Robert Half International                            12,400              453
   RR Donnelley & Sons                                   6,300              274
   -----------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     727
   =============================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT [1.1%]
   Qualcomm                                             15,200   $          660
   ============================================================================

   COMPUTERS & PERIPHERALS [4.3%]
   Apple Computer *                                      8,075              985
   Hewlett-Packard                                       3,823              171
   IBM                                                  11,100            1,168
   Network Appliance *                                   7,500              219
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS & PERIPHERALS                                          2,543
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [1.1%]
   Chicago Mercantile Exchange
     Holdings, Cl A                                      1,200              641
   =============================================================================

   ELECTRIC UTILITIES [0.2%]
   Edison International                                  2,000              112
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [3.6%]
   Baker Hughes                                          6,200              522
   BJ Services                                          14,100              401
   ENSCO International                                   5,000              305
   Nabors Industries *                                  12,200              407
   Transocean *                                          4,900              519
   -----------------------------------------------------------------------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      2,154
   =============================================================================

   FOOD & STAPLES RETAILING [4.1%]
   CVS                                                  13,843              505
   Sysco                                                16,100              531
   Wal-Mart Stores                                      29,375            1,413
   -----------------------------------------------------------------------------
   TOTAL FOOD & STAPLES RETAILING                                         2,449
   =============================================================================

   FOOD PRODUCTS [2.0%]
   Campbell Soup                                         9,700              377
   General Mills                                         4,300              251
   Kellogg                                              11,300              585
   -----------------------------------------------------------------------------
   TOTAL FOOD PRODUCTS                                                    1,213
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [2.7%]
   Bard (C.R.)                                           3,200              264
   Stryker                                              12,800              808
   Zimmer Holdings *                                     6,200              526
   -----------------------------------------------------------------------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,598
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES [3.0%]
   Cardinal Health                                       4,600   $          325
   McKesson                                              4,300              257
   Quest Diagnostics                                     5,400              279
   UnitedHealth Group                                   18,700              956
   -----------------------------------------------------------------------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,817
   =============================================================================

   HEALTH CARE TECHNOLOGY [0.4%]
   IMS Health                                            7,500              241
   =============================================================================

   HOTELS, RESTAURANTS & LEISURE [2.2%]
   Carnival                                              6,600              322
   Starbucks *                                          19,500              512
   Yum! Brands                                          14,800              484
   -----------------------------------------------------------------------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                    1,318
   =============================================================================

   HOUSEHOLD DURABLES [0.4%]
   Harman International Industries                       2,200              257
   =============================================================================

   HOUSEHOLD PRODUCTS [4.4%]
   Colgate-Palmolive                                    11,300              733
   Procter & Gamble                                     26,302            1,610
   Clorox                                                4,400              273
   -----------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               2,616
   =============================================================================

   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS [0.8%]
   AES *                                                 6,000              131
   TXU                                                   5,200              350
   -----------------------------------------------------------------------------
   TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS                                                                  481
   =============================================================================

   INDUSTRIAL CONGLOMERATES [2.4%]
   3M                                                    6,000              521
   General Electric                                     23,575              902
   -----------------------------------------------------------------------------
   TOTAL INDUSTRIAL CONGLOMERATES                                         1,423
   =============================================================================

   INSURANCE [3.1%]
   Aflac                                                 6,600              339
   American International Group                         14,000              980
   MetLife                                               5,200              335
   Progressive                                           8,000              192
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        1,846
   =============================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
   INTERNET SOFTWARE & SERVICES [3.6%]
   eBay *                                               21,175   $          682
   Google, Cl A *                                        1,600              837
   Yahoo! *                                             24,225              657
   -----------------------------------------------------------------------------
   TOTAL INTERNET SOFTWARE & SERVICES                                     2,176
   =============================================================================

   IT SERVICES [0.9%]
   Cognizant Technology Solutions, Cl A *                3,000              225
   Electronic Data Systems                               1,725               48
   Fiserv *                                              4,300              244
   -----------------------------------------------------------------------------
   TOTAL IT SERVICES                                                        517
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [0.3%]
   Thermo Fisher Scientific *                            3,100              160
   =============================================================================

   MACHINERY [2.5%]
   Caterpillar                                          12,000              939
   Danaher                                               7,600              574
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        1,513
   =============================================================================

   MEDIA [3.0%]
   Comcast, Cl A *                                      12,150              342
   DIRECTV Group *                                      20,500              474
   McGraw-Hill                                          10,600              722
   Time Warner                                          13,100              275
   -----------------------------------------------------------------------------
   TOTAL MEDIA                                                            1,813
   =============================================================================

   METALS & MINING [1.4%]
   Freeport-McMoRan Copper & Gold, Cl B                  4,400              365
   Goldcorp                                              9,000              213
   Nucor                                                 4,200              246
   -----------------------------------------------------------------------------
   TOTAL METALS & MINING                                                    824
   =============================================================================

   MULTILINE RETAIL [1.2%]
   Kohl's *                                              3,100              220
   Target                                                7,500              477
   -----------------------------------------------------------------------------
   TOTAL MULTILINE RETAIL                                                   697
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [11.0%]
   Anadarko Petroleum                                    8,000              416
   Chevron                                              18,000            1,516


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                           Shares       Value (000)
--------------------------------------------------------------------------------
   Exxon Mobil                                          32,000   $        2,684
   Occidental Petroleum                                  4,800              278
   Sunoco                                                6,700              534
   Valero Energy                                         2,000              148
   XTO Energy                                           16,400              986
   -----------------------------------------------------------------------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                      6,562
   =============================================================================

   PAPER & FOREST PRODUCTS [0.4%]
   International Paper                                   6,000              234
   =============================================================================

   PHARMACEUTICALS [6.0%]
   Forest Laboratories *                                11,700              534
   Johnson & Johnson                                    25,164            1,551
   Pfizer                                               26,400              675
   Wyeth                                                13,850              794
   -----------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  3,554
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [0.7%]
   Simon Property Group                                  4,700              437
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.4%]
   CB Richard Ellis Group, Cl A *                        6,500              237
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [3.4%]
   Applied Materials                                    16,850              335
   Broadcom, Cl A *                                      9,050              264
   Intel                                                17,300              411
   Linear Technology                                    12,900              467
   Texas Instruments                                    14,400              542
   -----------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT                                                              2,019
   =============================================================================

   SOFTWARE [7.1%]
   Adobe Systems *                                      10,100              405
   Autodesk *                                           10,600              499
   Citrix Systems *                                      8,275              279
   Intuit *                                                900               27
   Microsoft                                            57,180            1,685
   Oracle *                                             29,265              577
   Symantec *                                           37,700              762
   -----------------------------------------------------------------------------
   TOTAL SOFTWARE                                                         4,234
   =============================================================================

   SPECIALTY RETAIL [2.5%]
   Best Buy                                              9,200              429
   Lowe's                                               17,600              540

Description                                           Shares       Value (000)
--------------------------------------------------------------------------------
   Staples                                              11,500   $          273
   TJX                                                   8,600              237
   -----------------------------------------------------------------------------
   TOTAL SPECIALTY RETAIL                                                 1,479
   =============================================================================

   TEXTILES, APPAREL & LUXURY GOODS [1.6%]
   Coach *                                              14,000              664
   Nike, Cl B                                            4,500              262
   -----------------------------------------------------------------------------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   926
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [0.4%]
   Countrywide Financial                                 6,600              240
   =============================================================================

      TOTAL COMMON STOCK
       (Cost $49,104)                                                    58,062
      ==========================================================================

   CASH EQUIVALENTS [2.6%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.23% **                                   873,569              874
   SEI Daily Income Trust, Prime
      Obligation Fund,
      Cl A, 5.33% **                                   657,191              657
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
       (Cost $1,531)                                                      1,531
      ==========================================================================

      TOTAL INVESTMENTS [100.0%]
       (Cost $50,635) +                                          $       59,593
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $59,590 ($ THOUSANDS).

+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $50,635, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,183 ($ THOUSANDS) AND $(1,225) ($ THOUSANDS), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

RCB Small Cap Value Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [89.9%]

   AIR FREIGHT & LOGISTICS [1.7%]
   Pacer International                                     50,000   $     1,176
   =============================================================================

   DIVERSIFIED CONSUMER SERVICES [2.0%]
   Coinstar *                                              42,800         1,347
   =============================================================================

   ELECTRIC UTILITIES [1.9%]
   Sierra Pacific Resources *                              72,600         1,275
   =============================================================================
   ELECTRONIC EQUIPMENT [2.5%]
   LoJack *                                                76,600         1,707
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [3.8%]
   Carbo Ceramics                                          29,800         1,305
   Hanover Compressor *                                    52,900         1,262
   -----------------------------------------------------------------------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      2,567
   =============================================================================

   FOOD PRODUCTS [3.9%]
   Ralcorp Holdings *                                      49,600         2,651
   =============================================================================

   HOTELS RESTAURANTS & LEISURE [5.5%]
   IHOP                                                    23,170         1,261
   Triarc, Cl B                                           154,400         2,424
   -----------------------------------------------------------------------------
   TOTAL HOTELS RESTAURANTS & LEISURE                                     3,685
   =============================================================================

   HOUSEHOLD PRODUCTS [3.8%]
   Central Garden & Pet *                                  62,050           761
   Central Garden & Pet, Cl A *                           153,900         1,805
   -----------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               2,566
   =============================================================================

   INSURANCE [20.3%]
   Alleghany *                                             10,200         4,146
   Conseco *                                              157,200         3,284
   Hilb Rogal & Hobbs                                      31,925         1,369
   Montpelier Re Holdings                                 100,000         1,854
   White Mountains Insurance Group                          5,000         3,030
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                       13,683
   =============================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
   LIFE SCIENCES TOOLS & SERVICES [1.5%]
   PerkinElmer                                             40,000   $     1,042
   =============================================================================

   MACHINERY [4.5%]
   Actuant, Cl A                                           26,600         1,677
   IDEX                                                    35,800         1,380
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        3,057
   =============================================================================

   MATERIALS [2.3%]
   Spartech                                                58,200         1,545
   =============================================================================

   MEDIA [16.3%]
   Cox Radio, Cl A *                                      130,450         1,858
   Cumulus Media, Cl A *                                  290,600         2,717
   Fisher Communications *                                 30,000         1,524
   Lodgenet Entertainment *                               109,500         3,510
   McClatchy, Cl A                                         55,000         1,392
   -----------------------------------------------------------------------------
   TOTAL MEDIA                                                           11,001
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [6.7%]
   Alpha Natural Resources *                               97,500         2,027
   Rosetta Resources *                                    114,200         2,460
   -----------------------------------------------------------------------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                      4,487
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [4.8%]
   Annaly Capital Management                              225,100         3,246
   =============================================================================

   SOFTWARE [4.4%]
   Fair Isaac                                              37,900         1,521
   PLATO Learning *                                       307,700         1,415
   -----------------------------------------------------------------------------
   TOTAL SOFTWARE                                                         2,936
   =============================================================================

   SPECIALTY CHEMICAL [4.0%]
   Compass Minerals International                          39,500         1,369
   GenTek *                                                38,715         1,364
   -----------------------------------------------------------------------------
   TOTAL SOFTWARE                                                         2,936
   =============================================================================

      TOTAL COMMON STOCK
        (Cost $46,624)                                                   60,704
      ==========================================================================


                               CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

RCB Small Cap Value Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [1.9%]

   FINANCIAL SERVICES [1.5%]
   Labranche (A)
      9.500%, 05/15/09                          $           1,000   $     1,035
   =============================================================================

   LABORATORY EQUIPMENT [0.4%]
   Sea Containers, Ser B (C)
      10.750%, 10/15/06                                       250           233
   =============================================================================

     TOTAL CORPORATE BONDS
      (Cost $1,257)                                                       1,268
     ===========================================================================

REPURCHASE AGREEMENT (B) [8.4%]
   Morgan Stanley, 5.000%,dated 06/29/07,
     repurchased on 07/02/07,repurchase
     price $5,651,173 (collateralized by
     a U.S. Treasury Note, par value
     $4,652,811, 3.500%, 1/15/11; with
     total market value $5,761,804)                         5,649         5,649
   -----------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
      (Cost $5,649)                                                       5,649
     ===========================================================================

     TOTAL INVESTMENTS [100.2%]
      (Cost $53,530)+                                               $    67,621
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $67,467 ($ THOUSANDS).

+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $53,614, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,614 ($ THOUSANDS) AND $(1,607) ($ THOUSANDS), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,035 ($ THOUSANDS), REPRESENTING 1.5% OF THE NET ASSETS OF THE FUND.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) IN DEFAULT ON INTEREST PAYMENTS
CL -- CLASS
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                               CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund


Description                                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [85.0%]

   AIR TRANSPORTATION [0.2%]
   Federal Express, Ser A2
     7.890%, 09/23/08                                 $       109   $       110
   =============================================================================

   AUTOMOTIVE [2.5%]
   DaimlerChrysler
     5.875%, 03/15/11                                         570           573
   Toyota Motor Credit
     4.250%, 03/15/10                                       1,000           976
   -----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,549
   =============================================================================

   BANKS [9.7%]
   Bank of America
     5.300%, 03/15/17                                       1,000           955
   Bankers Trust
     7.250%, 10/15/11                                         500           530
   Crestar Finance
     6.500%, 01/15/08                                       1,035         1,042
   Deutsche Bank
     7.500%, 04/25/09                                         500           519
   JPMorgan Chase
     7.125%, 06/15/09                                         675           695
   Wachovia Bank
     4.800%, 11/01/14                                       1,270         1,197
   Wells Fargo
     4.625%, 08/09/10                                       1,000           978
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            5,916
   =============================================================================

   BEAUTY PRODUCTS [1.4%]
   Avon Products
     7.150%, 11/15/09                                         800           829
   =============================================================================

   CHEMICALS [0.3%]
   Praxair
     6.625%, 10/15/07                                         200           201
   =============================================================================

   COMMUNICATION & MEDIA [4.2%]
   AOL Time Warner
     6.750%, 04/15/11                                         415           429
   Comcast Cable Communications Holdings
     8.375%, 03/15/13                                         440           491
   News America Holdings
     9.250%, 02/01/13                                         450           521

Description                                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Walt Disney
     5.700%, 07/15/11                                 $     1,100   $     1,110
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                            2,551
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [3.1%]
   Cisco Systems
     5.500%, 02/22/16                                       1,000           976
   IBM, MTN
     4.375%, 06/01/09                                         900           886
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               1,862
   =============================================================================

   DRUGS [1.6%]
   Abbott Laboratories
     5.375%, 05/15/09                                       1,000         1,001
   =============================================================================

   ELECTRICAL SERVICES [2.8%]
   American Electric Power
     5.250%, 06/01/15                                         490           470
   Iowa Electric Light & Power
     6.000%, 10/01/08                                         200           201
   WPS Resources
     7.000%, 11/01/09                                       1,000         1,030
   -----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              1,701
   =============================================================================

   FINANCE AUTO LOANS [1.6%]
   American Honda Finance
     5.125%, 12/15/10                                       1,000           990
   =============================================================================

   FINANCIAL SERVICES [16.1%]
   American General Finance, Ser I, MTN
     4.625%, 05/15/09                                       1,000           986
   CIT Group
     5.400%, 03/07/13                                       1,000           972
   Citigroup
     5.850%, 08/02/16                                       1,000         1,000
   ConocoPhillips Canada Funding
     5.625%, 10/15/16                                         600           590
   General Electric Capital, Ser A, MTN
     6.875%, 11/15/10                                         250           261
     6.000%, 06/15/12                                       1,540         1,568
   HSBC Finance
     5.250%, 04/15/15                                       1,250         1,194
   John Deere Capital
     4.625%, 04/15/09                                         750           740
   MBNA
     4.625%, 09/15/08                                         430           426


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   National Rural Utilities, Ser C, MTN
     7.250%, 03/01/12                           $           1,000   $     1,066
   SLM, Ser A, MTN
     5.435%, 01/25/08                                       1,000           995
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               9,798
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [8.6%]
   Anheuser-Busch
     7.500%, 03/15/12                                       1,190         1,281
   Bottling Group
     5.500%, 04/01/16                                       1,000           976
   Diageo Capital
     3.375%, 03/20/08                                       1,000           985
   General Mills
     6.000%, 02/15/12                                         560           566
   PepsiCo
     5.150%, 05/15/12                                       1,425         1,407
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,215
   =============================================================================

   FOREIGN GOVERNMENTS [0.8%]
   United Mexican States
     5.875%, 01/15/14                                         450           452
   =============================================================================

   INSURANCE [6.0%]
   Aflac
     6.500%, 04/15/09                                       1,150         1,170
   AXA Financial
     7.750%, 08/01/10                                       1,000         1,065
   Berkshire Hathaway Finance
     4.125%, 01/15/10                                       1,475         1,434
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        3,669
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [10.0%]
   Citigroup
     5.500%, 02/15/17                                         250           242
   Credit Suisse
     5.500%, 08/15/13                                       1,250         1,240
   Goldman Sachs Group
     5.625%, 01/15/17                                       1,260         1,208
   Jefferies Group
     5.500%, 03/15/16                                         665           635
   JPMorgan Chase
     6.750%, 02/01/11                                         500           519
   Merrill Lynch, Ser C, MTN
     4.250%, 02/08/10                                       1,275         1,240
   Morgan Stanley
     6.750%, 04/15/11                                          30            31

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
     3.875%, 01/15/09                           $           1,000   $       979
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  6,094
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [1.5%]
   ConocoPhillips
     6.375%, 03/30/09                                         305           311
   Duke Capital
     5.500%, 03/01/14                                         625           600
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          911
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.1%]
   Kimco Realty, Ser B, MTN
     7.860%, 11/01/07                                          67            67
   =============================================================================

   RETAIL [6.4%]
   Home Depot
     5.250%, 12/16/13                                       1,000           965
   Kohl's
     6.300%, 03/01/11                                       1,000         1,024
   Kroger
     5.500%, 02/01/13                                         450           438
   Target
     5.875%, 07/15/16                                         500           497
   Wal-Mart Stores
     4.375%, 07/12/07                                       1,000         1,000
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                           3,924
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [6.9%]
   Bellsouth
     4.200%, 09/15/09                                       1,000           974
   Deutsche Telekom International Finance
     5.250%, 07/22/13                                         475           460
   New Cingular Wireless Services
     8.125%, 05/01/12                                         400           440
   Southwestern Bell
     6.625%, 07/15/07                                         750           750
   Sprint Capital
     8.375%, 03/15/12                                         550           599
   Verizon Communications
     7.250%, 12/01/10                                          25            26
     5.550%, 02/15/16                                       1,000           974
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  4,223
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   WASTE DISPOSAL [1.2%]
   Waste Management
     6.875%, 05/15/09                           $             735   $       752
   =============================================================================

     TOTAL CORPORATE BONDS
       (Cost $52,466)                                                    51,815
     ===========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [7.6%]
   FFCB REMIC, Ser 2007-IA4, Cl 1
     5.770%, 02/14/14                                       1,000         1,005
   FHLMC REMIC, Ser 2982, Cl NB
     5.500%, 02/15/29                                         340           338
   FHLMC REMIC, Ser R004, Cl Al
     5.125%, 12/15/13                                       1,005           988
   FNMA REMIC, Ser 2002-56, Cl MC
     5.500%, 09/25/17                                       1,134         1,127
   FNMA REMIC, Ser 2006, Cl AB
     6.000%, 06/25/16                                         175           175
   FNMA REMIC, Ser 2007-B1, Cl BE
     5.450%, 12/25/20                                       1,017         1,002
   -----------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $4,668)                                                      4,635
     ===========================================================================

MUNICIPAL BOND [1.5%]

   CALIFORNIA [1.5%]
   City of Industry, Sales Tax Project, RB, MBIA
     5.000%, 01/01/12                                         955           939
   =============================================================================

     TOTAL MUNICIPAL BOND
       (Cost $979)                                                          939
     ===========================================================================

U.S. TREASURY OBLIGATIONS [1.2%]
   U.S. Treasury Bond
     4.625%, 02/15/17                                         230           223
   U.S. Treasury Inflation Index Note
     2.000%, 01/15/14                                         559           537
   -----------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $805)                                                          760
     ===========================================================================

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITY [0.3%]
   Residential Asset Mortgage Products,
     Ser 2003-RS5, Cl AI4
     3.700%, 09/25/31                                $        217   $       215
   -----------------------------------------------------------------------------
     TOTAL MORTGAGE-BACKED SECURITY
       (Cost $215)                                                          215
     ===========================================================================

COMMERCIAL PAPER (A) [2.6%]
   Giro Balance Funding
     5.350%, 07/11/07                                         761           760
   Scaldis Capital
     5.350%, 07/12/07                                         800           799
   -----------------------------------------------------------------------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,559)                                                      1,559
     ===========================================================================

CASH EQUIVALENT [0.2%]
   Fidelity Institutional Domestic Money Market
     Portfolio, Cl I, 5.23% *                             113,320           113
   -----------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
       (Cost $113)                                                          113
     ===========================================================================

REPURCHASE AGREEMENT (B) [0.7%]
   Lehman Brothers 5.350%, dated 06/29/07,
     repurchased on 07/02/07, repurchase price
     $400,178 (collateralized by a U.S. Government
     obligation, par value $450,000, 5.000%,
     11/01/35; with total market value $409,824)              400           400
   -----------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $400)                                                          400
     ===========================================================================

     TOTAL INVESTMENTS [99.1%]
       (Cost $61,204) +                                             $    60,435
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $60,987 ($ THOUSANDS).

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $61,204 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $131
$ THOUSANDS) AND $(900) ($ THOUSANDS), RESPECTIVELY.
(A) RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INVESTMENT ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Government Bond Fund

Description                                    Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [71.4%]
   FFCB
      5.220%, 10/21/13                         $           1,261    $    1,250
   FFCB REMIC, Ser 2007-IA4,
      Cl 1
      5.770%, 02/14/14                                     1,630         1,638
   FFCB, Ser IA3, Cl 1
      5.370%, 09/25/13                                     3,965         3,944
   FHLMC REMIC
      5.500%, 12/15/19                                     2,853         2,813
      4.750%, 07/15/15                                     3,158         3,077
   FHLMC REMIC, Ser R003,
      Cl AG
      5.125%, 10/15/15                                     2,334         2,294
   FHLMC REMIC, Ser R005,
      Cl AB
      5.500%, 12/15/18                                     2,623         2,590
   FHLMC REMIC, Ser R007,
      Cl AC
      5.875%, 05/15/16                                     2,310         2,308
   FHLMC REMIC, Ser R009,
      Cl AK
      5.750%, 12/15/18                                     2,473         2,452
   FHLMC REMIC, Ser R011,
      Cl AB
      5.500%, 12/15/20                                     1,953         1,923
   FHLMC REMIC, Ser R012,
      Cl AB
      5.500%, 12/15/20                                     2,823         2,779
   FHLMC REMIC, Ser R013,
      Cl AB
      6.000%, 12/15/21                                     3,015         3,009
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                     2,926         2,902
   FNMA, Pool 766620
      4.574%, 03/01/34                                       969           950
   FNMA, REMIC, Ser 119,
      Cl DG
      5.500%, 01/25/36                                     1,746         1,720
   GNMA, Pool 81318
      4.500%, 04/20/35                                       992           986
   GNMA, Pool 81447
      5.000%, 08/20/35                                       111           111
   -----------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $37,081)                                                 36,746
      ==========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [27.2%]
   FHLB
      6.200%, 03/22/21                                     2,000         1,996
      5.250%, 09/13/13                                     2,500         2,485
      5.000%, 12/11/15                                     2,500         2,428
   FHLMC
      5.500%, 03/05/09                                     1,500         1,500

                                                  Face Amount
Description                                       (000)/Shares     Value (000)
--------------------------------------------------------------------------------
   FNMA
      7.125%, 06/15/10                         $           2,000    $    2,104
      5.500%, 03/15/11                                     1,000         1,009
      5.010%, 11/10/10                                     2,500         2,472
   -----------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $14,143)                                                 13,994
      ==========================================================================

CASH EQUIVALENT [0.2%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.23% *                                      126,339           126
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
         (Cost $126)                                                       126
      ==========================================================================

REPURCHASE AGREEMENT (A) [0.4%]
   Lehman Brothers
      5.350%, dated 06/29/07,
      repurchased on 07/02/07,
      repurchase price $200,089
      (collateralized by a U.S.
      Government obligation, par
      value $285,000, 5.500%,
      05/01/35; with total market
      value $204,459)                                        200           200
   -----------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $200)                                                       200
   =============================================================================

      TOTAL INVESTMENTS [99.2%]
         (Cost $51,550) +                                           $   51,066
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $ 51,471 ($ THOUSANDS).

+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $ 51,550 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $ 7
($ THOUSANDS) AND $ (491) ($ THOUSANDS), RESPECTIVELY.
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(A) TRI-PARTY REPURCHASE AGREEMENT.
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                  Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [97.9%]

   ALABAMA [0.8%]
   Jefferson County, Sewer
     Authority, Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                         $            250   $          258
   =============================================================================

   ARIZONA [1.1%]
   Arizona State, University Board
     Regents, Ser A, COP
     4.250%, 06/01/13                                      350              353
   =============================================================================

   CALIFORNIA [84.9%]

   ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser D, COP (B) (C)
     Callable 08/01/07 @ 100
     3.810%, 10/01/27                                      725              725
   Anaheim, Public Financing
     Authority, Distribution
     System Project, Second
     Lien, RB, MBIA
     5.000%, 10/01/08                                      250              254
   Bay Area Infrastructure
     Financing Authority, State
     Payment Acceleration
     Project, RB, XLCA
     Callable 08/01/11 @ 100
     5.000%, 08/01/14                                      500              520
   Berkeley, Ser C, GO, MBIA
     5.000%, 09/01/10                                       95               96
   Beverly Hills, Unified School
     District Authority, Ser B, GO
     Pre-Refunded @ 101 (A)
     4.700%, 06/01/08                                       50               51
   Big Bear Lake, Water Authority,
     RB, MBIA
     6.000%, 04/01/11                                      200              210
   Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A, TA, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                      100              106
   Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A, TA, AMBAC
     Pre-Refunded @ 100 (A)
     5.250%, 12/01/13                                       75               81

Description                                  Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   California State, Department of
     Water Resources, Power
     Supply Project, Ser A, RB,
     AMBAC
     Callable 05/01/12 @ 101
     5.500%, 05/01/15                         $            600   $          645
   California State, Department of
     Water Resources, Ser W,
     RB, FSA
     5.500%, 12/01/13                                      400              435
   California State, Economic
     Recovery Authority, Ser A,
     GO
     5.250%, 01/01/11                                      500              522
   California State, Economic
     Recovery Authority, Ser C,
     RB (C)
     Callable 07/10/07 @ 100
     3.810%, 07/01/23                                      500              500
   California State, Educational
     Facilities Authority, Pooled
     College & University
     Projects, Ser A, RB
     4.300%, 04/01/09                                      100              101
   California State, Educational
     Facilities Authority,
     University of San Francisco,
     RB, MBIA
     6.000%, 10/01/08                                      300              309
   California State, GO
     5.000%, 04/01/10                                      215              221
     5.000%, 08/01/14                                      500              527
   California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                      175              181
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/21                                      250              263
   California State, GO
     Callable 10/01/16 @ 100
     5.000%, 10/01/17                                      500              528
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                      200              208
     5.250%, 10/01/10                                       50               52
   California State, GO, FGIC
     5.500%, 02/01/10                                      340              354
   California State, GO,
     Pre-Refunded @ 100 (A)
     5.250%, 10/01/10                                       20               21


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Health Facilities
     Financing Authority,
     Cedars-Sinai Medical Center
     Project, Ser A, RB
     Pre-Refunded @ 101 (A)
     6.250%, 12/01/09                         $            490   $          523
   California State, Infrastructure &
     Economic Authority, Bay
     Area Toll Bridges Project,
     Ser A, RB, FSA
     Pre-Refunded @ 100 (A)
     5.250%, 07/01/13                                      125              134
   California State, Infrastructure &
     Economic Authority,
     Energy Efficiency Master
     Trust, Ser A, RB
     5.000%, 03/01/11                                      315              326
   California State, Public Works
     Board Lease, California State
     University, Ser C, RB
     5.000%, 10/01/07                                      100              100
   California State, Public Works
     Board Lease, Department of
     Corrections Project, Ser B,
     RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/21                                      100              102
   California State, Public Works
     Board Lease, Department of
     Corrections, Ser A, RB
     Callable 09/01/08 @ 101
     5.250%, 09/01/15                                      250              256
   California State, Public Works
     Board Lease, Department of
     Corrections, Ser D, RB, FSA
     5.250%, 06/01/15                                      500              532
   California State, Public Works
     Board Lease, Department of
     Corrections-State Prisons
     Project, Ser A, RB, AMBAC
     5.250%, 12/01/13                                      600              632
   California State, Public Works
     Board Lease, Department of
     Corrections-Ten
     Administration, Ser A, RB,
     AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                                      155              162
   California State, Public Works
     Board Lease, Trustees
     California State University,
     Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                                      100              102

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Public Works
     Board Lease, Various
     University Projects, RB,
     MBIA
     5.500%, 06/01/14                         $            250   $          267
   California State, System-wide
     Project, Ser A, RB, FSA
     4.000%, 11/01/14                                      300              300
   California State, University of
     California, Ser K, RB, MBIA
     Pre-Refunded @ 101 (A)
     5.000%, 09/01/08                                      150              154
   California Statewide,
     Communities Development
     Authority, Irvine-UCI East
     Apartments Project, RB
     Pre-Refunded @ 100 (A)
     5.625%, 05/15/15                                      360              399
   Coachella Valley, Water
     District Authority, Flood
     Control Project, COP, AMBAC
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                                      250              256
   Corona, Public Financing
     Authority, City Hall Project,
     Ser B, MBIA, RB
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                      350              371
   Culver City, Redevelopment
     Finance Authority, TA,
     AMBAC
     5.500%, 11/01/14                                       75               80
   Escondido, Union School
     District, Refunding &
     Financing Project, COP,
     MBIA
     4.750%, 07/01/19                                      735              766
   Fresno, Unified School District,
     Election 2001 Project,
     Ser D, GO
     5.000%, 08/01/17                                      200              212
   Fruitvale, School District, GO,
     FSA
     Callable 08/01/09 @ 102
     5.000%, 08/01/19                                      200              207
   Golden State, Tobacco
     Settlement, Ser A, RB
     Callable 06/01/09 @ 100
     5.000%, 06/01/19                                      250              253
   Golden State, Tobacco
     Settlement, Ser A, RB
     Callable 06/01/10 @ 100
     5.000%, 06/01/20                                      500              511
   Golden State, Tobacco
     Settlement, Ser B, RB
     Pre-Refunded @ 100 (A)
     5.750%, 06/01/08                                      250              255


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Hawthorne, School District,
     COP, FSA
     Pre-Refunded @ 101 (A)
     6.000%, 11/01/10                         $            500   $          537
   Indio, Public Financing
     Authority, Public Capital
     Improvement Project, Ser B,
     RB, AMBAC (C)
     3.800%, 11/01/37                                      500              491
   Kern, High School District, GO,
     ETM
     7.100%, 08/01/12                                      290              333
   Los Angeles County, Public
     Works Finance Authority,
     Master Refunding Project,
     Ser A, RB, MBIA
     5.000%, 12/01/11                                      400              417
     5.000%, 12/01/15                                      500              532
   Los Angeles County, Public
     Works Finance Authority,
     Regional Park & Open
     Project, Ser A, RB
     Pre-Refunded @ 101 (A)
     5.500%, 10/01/07                                      325              330
   Los Angeles, Municipal
     Improvement Authority,
     Central Library Project,
     Ser A, RB, MBIA
     5.250%, 06/01/13                                      230              246
   Los Angeles, Property Tax
     Project, Ser A, GO, MBIA
     4.000%, 09/01/09                                      250              252
   Los Angeles, Wastewater
     Systems Authority,
     Sub-Ser B, RB, MBIA
     5.000%, 06/01/10                                      500              517
   Los Angeles, Wastewater
     Systems Authority, RB, FSA
     4.500%, 06/01/09                                      250              254
   M-S-R Public Power Agency,
     San Juan Project,  Ser G,
     RB, MBIA
     Callable 07/01/07 @ 101
     5.250%, 07/01/11                                      100              101
   Metropolitan Water District,
     Southern California
     Waterworks Authority, RB
     5.750%, 07/01/09                                      500              520
   Newport Beach, Hoag Memorial
     Hospital, Ser C, RB
     Pre-Refunded @ 100 (A) (C)
     3.800%, 08/29/07                                      400              400

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Northern California, Gas
     Authority No. 1, Ser A, RB
     5.000%, 07/01/10                         $            500   $          515
   Northern California,
     Transmission Resource
     Authority, Ore Transmission
     Project, Ser A, RB, MBIA
     7.000%, 05/01/13                                      250              281
   Oakland, Joint Powers Financing
     Authority, Oakland
     Convention Center Project,
     RB, AMBAC
     5.500%, 10/01/11                                      455              483
   Oakland, Redevelopment
     Agency, Central District
     Redevelopment Project, TA,
     AMBAC
     5.500%, 02/01/14                                      475              499
   Oakland, State Building
     Authority, Elihu M Harris
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 101 (A)
     5.500%, 04/01/08                                      100              102
   Oakley, Civic Center Project,
     COP
     4.000%, 05/01/12                                      230              230
   Oxnard, School District,
     Election 2006 Project,
     Ser A, GO, CIFG
     6.750%, 08/01/11                                      300              331
   Pinole, Redevelopment Agency
     Project, TA, FSA
     Callable 08/01/09 @ 101
     5.250%, 08/01/14                                      100              104
   Redwoods, Community College,
     2004 Election Project,
     Ser A, GO, MBIA
     5.000%, 08/01/23                                      420              436
   Riverside, RB
     Callable 10/01/08 @ 101
     5.375%, 10/01/12                                       90               93
   Riverside, RB
     Pre-Refunded @ 101 (A)
     5.375%, 10/01/08                                       10               10
   Rowland, Unified School
     District, Ser A, GO
     Callable 08/01/16 @ 100
     5.000%, 08/01/20                                      290              306
   Sacramento County, Sanitation
     District Funding Authority,
     RB, ETM
     Callable 08/10/07 @ 101
     5.000%, 12/01/07                                      100              100
   Sacramento, City Unified School
     District, Ser A, GO, FSA
     4.250%, 07/01/09                                       75               76


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                  Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   San Bernardio, Community
     College District, Election
     2002 Project, Ser B, GO,
     MBIA
     Pre-Refunded @ 100 (A)
     5.250%, 08/01/14                         $            500   $          539
   San Diego, Unified School
     District, Election 1998
     Project, Ser B-1, GO, MBIA
     5.000%, 07/01/17                                    1,000            1,072
   San Diego, Unified School
     District, Election 1998
     Project, Ser E, GO, FSA
     Callable 07/01/13 @ 100
     5.000%, 07/01/28                                      400              419
   San Diego, University School
     District, Election 1998
     Project, Ser E, GO, FSA
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                                      100              107
   San Francisco (City & County),
     Airports Commission
     Authority, Second Ser-27B,
     RB, FGIC
     Callable 05/01/11 @ 100
     5.250%, 05/01/12                                      250              261
   San Francisco (City & County),
     GO
     Callable 06/15/10 @ 102
     5.000%, 06/15/11                                      235              245
   San Jose, University School
     District, Ser A, GO, FSA
     Callable 08/01/11 @ 101
     5.375%, 08/01/19                                      150              159
   San Ysidro, School District,
     Election 1997 Project, Ser C,
     GO, MBIA
     6.000%, 08/01/11                                      205              221
   Sanger, Unified School District,
     GO, MBIA
     5.350%, 08/01/15                                      250              264
   Santa Monica, Community
     College District, 2004
     Election Project, Ser A, GO,
     MBIA
     Pre-Refunded @ 100 (A)
     5.000%, 05/01/15                                      400              426
   Santa Monica, Public Safety
     Facilities Project, RB,
     Callable 07/01/09 @ 101
     5.250%, 07/01/14                                      100              104
   Solano County, COP, MBIA
     Pre-Refunded @ 100 (A)
     5.250%, 11/01/12                                      100              106

Description                                  Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Southern California,
     Metropolitan Water District
     Authority, Ser A, RB
     5.750%, 07/01/21                         $            280   $          318
   Southern California, Metropolitan
     Water District Authority,
     Ser B-3, RB
     Callable 08/01/07 @ 100 (C)
     3.820%, 07/01/35                                      400              400
   Southern Kern, Unified School
     District,  Ser A, GO, FGIC
     Callable 11/01/13 @ 100
     4.500%, 11/01/18                                      220              225
   Tamalpais, Unified High School
     District, GO, MBIA
     Callable 08/01/11 @ 101
     4.875%, 08/01/17                                      100              103
   Vallejo, City Unified School
     District, Election 1997
     Project, GO, AMBAC
     8.600%, 08/01/10                                      580              660
   Wiseburn, School District,
     Ser A, GO, FGIC
     4.200%, 08/01/07                                      125              125
   -----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                      28,060
   =============================================================================

   FLORIDA [0.8%]
   Seminole County, Water &
     Sewer Authority, Refunding
     Project, RB
     Callable 10/01/15 @ 100
     5.000%, 10/01/19                                      250              262
   =============================================================================

   GEORGIA [0.6%]
   Georgia State, Metropolitan
     Atlanta Rapid Transportation
     Authority, Second Indenture
     Project, Ser A, RB, MBIA
     6.250%, 07/01/07                                      200              200
   =============================================================================

   ILLINOIS [0.6%]
   Illinois State, Civic Center
     Authority, RB, FSA
     Callable 12/15/10 @ 100
     5.500%, 12/15/14                                      200              210
   =============================================================================

   MISSOURI [0.6%]
   St Louis, Downtown Parking
     Facilities Project,
     Sub-Ser A, RB
     Pre-Refunded @ 100 (A)
     6.000%, 02/01/12                                      200              215
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                  Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   NEW JERSEY [1.1%]
   New Jersey State, Turnpike
     Authority, RB, MBIA, ETM
     6.500%, 01/01/16                         $            315   $          357
   =============================================================================

   NEW YORK [3.2%]
   New York State,  Environmental
     Facilities Authority,
     Ser D, RB
     Callable 08/15/14 @ 100
     4.750%, 08/15/21                                      500              513
   New York State, Ser E, RB
     6.000%, 04/01/14                                      500              547
   -----------------------------------------------------------------------------
   TOTAL NEW YORK                                                         1,060
   =============================================================================

   TEXAS [2.2%]
   Rio Grande, City Consolidated
     Independent School
     District, GO
     Pre-Refunded @ 100 (A)
     5.875%, 08/15/10                                      200              211
   San Angelo, Waterworks &
     Sewer System Authority,
     Refunding & Improvements
     Projects, RB, FSA
     Callable 04/01/11 @ 100
     5.250%, 04/01/19                                      100              104
   Travis County, Health Facilities
     Development Authority,
     Ascension Health Credit
     Project, Ser A, RB, MBIA
     Pre-Refunded @ 101 (A)
     6.250%, 11/15/09                                      400              424
   -----------------------------------------------------------------------------
   TOTAL TEXAS                                                              739
   =============================================================================

   UTAH [0.4%]
   Central, Water Conservancy
     District, Ser D, GO
     Pre-Refunded @ 100 (A)
     4.600%, 04/01/09                                      140              142
   =============================================================================

   PUERTO RICO [1.6%]
   Puerto Rico, Electric Power
     Authority, Power Project,
     Ser CC, RB, MBIA
     Callable 07/01/07 @ 102
     5.250%, 07/01/09                                      100              102

                                                   Face Amount
Description                                       (000)/Shares      Value (000)
--------------------------------------------------------------------------------
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
     Callable 07/01/07 @ 102
     5.250%, 07/01/10                         $            130   $          132
   Puerto Rico, Public Buildings
     Authority, Government
     Facilities Project, Ser J, RB,
     AMBAC (C)
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                                      300              313
   -----------------------------------------------------------------------------
   TOTAL PUERTO RICO                                                        547
   =============================================================================

     TOTAL MUNICIPAL BONDS
       (Cost $32,764)                                                    32,403
     ===========================================================================

CASH EQUIVALENT [2.1%]
   Federated California Municipal
     Money Market Fund,
     Cl I, 3.46% *                                     680,258              680
   -----------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
       (Cost $680)                                                          680
     ===========================================================================

     TOTAL INVESTMENTS [100.0%]
       (Cost $33,444) +                                          $       33,083
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $33,067 ($ THOUSANDS).

+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,444
($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7
($ THOUSANDS) AND $(368) ($ THOUSANDS), RESPECTIVELY.
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(A) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTY
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------

High Yield Bond Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
CORPORATE BONDS [96.3%]

   AEROSPACE & DEFENSE [1.0%]
   DRS Technologies
     6.625%, 02/01/16                        $             100   $        97
   Esterline Technologies
     7.750%, 06/15/13                                      100           101
   L-3 Communications
     5.875%, 01/15/15                                      200           185
   --------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                             383
   ==========================================================================

   AGRICULTURE [0.4%]
   American Rock Salt
     9.500%, 03/15/14                                      150           152
   ==========================================================================

   ALUMINUM [0.1%]
   Aleris International (A)
     10.000%, 12/15/16                                      50            50
   ==========================================================================

   APPAREL/TEXTILES [0.5%]
   Levi Strauss
     9.750%, 01/15/15                                      100           107
   Phillips-Van Heusen
     7.250%, 02/15/11                                       75            76
   --------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                                                183
   ==========================================================================

   AUTO RENT & LEASE [1.5%]
   Avis Budget Car Rental
     7.750%, 05/15/16                                      100           102
   Hertz
     10.500%, 01/01/16                                     150           166
   Rental Services (A)
     9.500%, 12/01/14                                      100           102
   United Rentals North America
     6.500%, 02/15/12                                      100            98
   Williams Scotsman
     8.500%, 10/01/15                                      100           103
   --------------------------------------------------------------------------
   TOTAL AUTO RENT & LEASE                                               571
   ==========================================================================

   AUTOMOTIVE [1.9%]
   General Motors
     7.125%, 07/15/13                                      600           563
   UCI Holdco (A)
     12.360%, 12/15/13                                     159           162
   --------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                      725
   ==========================================================================

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   AUTOPARTS [0.9%]
   Accuride
     8.500%, 02/01/15                        $             150   $       148
   Asbury Automotive Group (A)
     7.625%, 03/15/17                                      100            98
   Pep Boys
     7.500%, 12/15/14                                      100            99
   --------------------------------------------------------------------------
   TOTAL AUTOPARTS                                                       345
   ==========================================================================

   BEAUTY PRODUCTS [0.3%]
   Chattem
     7.000%, 03/01/14                                      100           100
   ==========================================================================

   BROADCASTING & CABLE [7.8%]
   Albritton Communications
     7.750%, 12/15/12                                      150           151
   Atlantic Broadband Finance
     9.375%, 01/15/14                                      100           101
   Barrington Broadcasting
     Group (A)
     10.500%, 08/15/14                                     100           104
   Bonten Media Acquisition (A)
     9.000%, 06/01/15                                      150           146
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                      250           247
   CCO Holdings
     8.750%, 11/15/13                                      250           254
   Charter Communications Holdings
     10.250%, 09/15/10                                     400           418
   Coleman Cable
     9.875%, 10/01/12                                      100           105
   CSC Holdings
     7.625%, 07/15/18                                      100            95
   Echostar DBS
     6.625%, 10/01/14                                      200           191
   Fisher Communication
     8.625%, 09/15/14                                      150           160
   General Cable (A)
     7.125%, 04/01/17                                      100            99
   Insight Communications (B)
     12.250%, 02/15/11                                     100           105
   Kabel Deutschland
     10.625%, 07/01/14                                     200           219
   Local TV Finance (A)
     9.250%, 06/15/15                                      100            99
   Mediacom Capital
     7.875%, 02/15/11                                      150           149
   Nexstar Finance Holdings (B)
     11.785%, 04/01/13                                     200           196
   Olympus Communications (D)
     10.625%, 07/15/04                                     100            --


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------

High Yield Bond Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Videotron Ltee
     6.875%, 01/15/14                        $             100   $        98
   --------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                          2,937
   ==========================================================================

   BUILDING & CONSTRUCTION [2.9%]
   Ainsworth Lumber
     7.250%, 10/01/12                                      100            77
     6.750%, 03/15/14                                      100            74
   DR Horton
     5.625%, 01/15/16                                      125           113
   Esco (A)
     8.625%, 12/15/13                                       50            53
   Goodman Global Holdings
     7.875%, 12/15/12                                       75            74
   Interline Brands
     8.125%, 06/15/14                                       50            50
   International Utility
     Structures (D)
     10.750%, 02/01/08                                     100             1
   KB Home
     8.625%, 12/15/08                                       50            51
   Nortek
     8.500%, 09/01/14                                      200           191
   Panolam Industries (A)
     10.750%, 10/01/13                                     250           261
   Ply Gem Industries
     9.000%, 02/15/12                                      150           135
   --------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                       1,080
   ==========================================================================

   BUILDING & CONSTRUCTION SUPPLIES [0.1%]
   Tube City IMS (A)
     9.750%, 02/01/15                                       25            26
   ==========================================================================

   BUSINESS SERVICES [0.8%]
   Corrections
     7.500%, 05/01/11                                      100           101
   FTI Consulting
     7.625%, 06/15/13                                       50            51
   Geo Group
     8.250%, 07/15/13                                      150           155
   --------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                               307
   ==========================================================================

   CHEMICALS [3.8%]
   Basell (A)
     8.375%, 08/15/15                                      250           239
   Equistar Chemicals
     10.625%, 05/01/11                                      86            91
   Georgia Gulf
     9.500%, 10/15/14                                      150           149

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Huntsman International
     7.875%, 11/15/14                        $             115   $       123
   Innophos
     8.875%, 08/15/14                                      100           103
   Lyondell Chemical
     8.250%, 09/15/16                                       60            63
     8.000%, 09/15/14                                       60            62
     6.875%, 06/15/17                                       50            48
   Mosaic (A)
     7.375%, 12/01/14                                       75            76
   Nova Chemicals
     6.500%, 01/15/12                                      150           140
   Polymer Holdings (B)
     11.569%, 07/15/14                                     250           226
   PolyOne
     10.625%, 05/15/10                                      59            62
   Terra Capital, Ser B
     7.000%, 02/01/17                                       50            48
   --------------------------------------------------------------------------
   TOTAL CHEMICALS                                                     1,430
   ==========================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
     10.500%, 01/15/11                                      50            51
   ==========================================================================

   COAL MINING [0.4%]
   Alpha Natural Resources
     10.000%, 06/01/12                                     150           158
   ==========================================================================

   COMMERCIAL SERVICES [0.9%]
   Aramark (A) (C)
       8.856%, 02/01/15                                    100           102
   Iron Mountain
     8.750%, 07/15/18                                      150           154
     8.625%, 04/01/13                                      100           100
   --------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                             356
   ==========================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
   Activant Solutions
     9.500%, 05/01/16                                      100            98
   Compucom Systems (A)
     12.000%, 11/01/14                                     125           135
   --------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                              233
   ==========================================================================

   CONGLOMERATE [0.3%]
   KAR Holdings (A)
     8.750%, 05/01/14                                      100            98
   ==========================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------

High Yield Bond Fund

 Description                                  Face Amount(000)   Value (000)
-----------------------------------------------------------------------------
   CONSUMER PRODUCTS & SERVICES [5.3%]
   Ames True Temper (C)
     9.356%, 01/15/12                        $             100   $       101
   Central Garden & Pet
     9.125%, 02/01/13                                      100           103
   Gregg Appliances
     9.000%, 02/01/13                                      150           160
   Jarden
     7.500%, 05/01/17                                       75            74
   Johnsondiversey Holdings (B)
     10.670%, 05/15/13                                     200           207
   Johnsondiversey, Ser B
     9.625%, 05/15/12                                      150           157
   Libbey Glass (C)
     12.348%, 06/01/11                                     100           110
   MSX International (A)
     12.500%, 04/01/12                                     100           101
   Prestige Brands
     9.250%, 04/15/12                                       90            92
   Sealy Mattress
     8.250%, 06/15/14                                      200           205
   Southern States Cooperative (A)
     10.500%, 11/01/10                                     200           211
   Spectrum Brands
     7.375%, 02/01/15                                      300           241
   Steinway Musical (A)
     7.000%, 03/01/14                                      100            98
   Visant Holding
     8.750%, 12/01/13                                      100           104
   Yankee Acquisition, Ser B
     9.750%, 02/15/17                                       50            48
   --------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                  2,012
   ==========================================================================

   CONTAINERS & PACKAGING [2.5%]
   Crown Americas
     7.750%, 11/15/15                                      150           151
   Exopac Holding
     11.250%, 02/01/14                                     100           106
   Graham Packaging
     9.875%, 10/15/14                                      100           101
   Intertape Polymer US
     8.500%, 08/01/14                                       50            50
   Owens-Brockway Glass Container
     6.750%, 12/01/14                                      150           146
   Plastipak Holdings (A)
     8.500%, 12/15/15                                      100           103
   Solo Cup
     8.500%, 02/15/14                                      200           175
   Stone Container Finance
     7.375%, 07/15/14                                      100            96
   --------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                          928
   ==========================================================================

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   DIVERSIFIED OPERATIONS [0.7%]
   Bombardier (A)
     8.000%, 11/15/14                        $              75   $        78
   Trinity Industries
     6.500%, 03/15/14                                      200           195
   --------------------------------------------------------------------------
   TOTAL DIVERSIFIED OPERATIONS                                          273
   ==========================================================================

   EDUCATIONAL SERVICES [0.3%]
   Education Management
     10.250%, 06/01/16                                      60            63
     8.750%, 06/01/14                                       60            62
   --------------------------------------------------------------------------
   TOTAL EDUCATIONAL SERVICES                                            125
   ==========================================================================

   ELECTRIC UTILITIES [4.8%]
   AES (A)
     9.000%, 05/15/15                                      300           318
     7.750%, 03/01/14                                      100           100
   Allegheny Energy Supply
     7.800%, 03/15/11                                      200           207
   Aquila
     7.625%, 11/15/09                                      100           104
   Calpine Generating (D)
     11.070%, 04/01/10                                     200            55
   CMS Energy
     7.500%, 01/15/09                                      100           103
     6.875%, 12/15/15                                      150           152
   Edison Mission Energy (A)
     7.000%, 05/15/17                                      100            94
   ESI Tractebel Acquisitions,
     Ser B
     7.990%, 12/30/11                                       55            56
   Mirant North America
     7.375%, 12/31/13                                      150           153
   NRG Energy
     7.375%, 02/01/16                                      100           100
   Reliant Energy
     7.625%, 06/15/14                                      200           195
   Sierra Pacific Resources
     8.625%, 03/15/14                                       70            75
   TECO Energy
     7.200%, 05/01/11                                      100           104
   --------------------------------------------------------------------------
   TOTAL ELECTRIC UTILITIES                                            1,816
   ==========================================================================

   ENERGY & POWER [0.5%]
   Aventine Renewable Energy
     Holding (A)
     10.000%, 04/01/17                                     100            98


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   VeraSun Energy (A)
     9.375%, 06/01/17                        $             100   $        93
   --------------------------------------------------------------------------
   TOTAL ENERGY & POWER                                                  191
   ==========================================================================

   ENTERTAINMENT & GAMING [9.7%]
   AMC Entertainment
     11.000%, 02/01/16                                     100           110
   Buffalo Thunder Development
     Authority (A)
     9.375%, 12/15/14                                      100           100
   CCM Merger (A)
     8.000%, 08/01/13                                      225           224
   Choctaw Resort Development
     Enterprise (A)
     7.250%, 11/15/19                                      194           191
   Chukchansi Economic
     Development Authority (A)
     8.000%, 11/15/13                                      150           153
   Circus & Eldorado Joint
     Venture/Silver Legacy
     Capital
     10.125%, 03/01/12                                     150           157
   Fantainebleau Las Vegas
     Holdings (A)
     10.250%, 06/15/15                                     150           148
   Greektown Holdings (A)
     10.750%, 12/01/13                                     125           132
   Herbst Gaming
     8.125%, 06/01/12                                      150           151
   Inn of the Mountain Gods
     Resort & Casino
     12.000%, 11/15/10                                     150           161
   Isle of Capri Casinos
     7.000%, 03/01/14                                      200           189
   Jacobs Entertainment
     9.750%, 06/15/14                                       75            78
   MGM Mirage
     8.500%, 09/15/10                                      200           209
     6.750%, 09/01/12                                      100            96
     6.000%, 10/01/09                                      100            99
   Mohegan Tribal Gaming
     Authority
     7.125%, 08/15/14                                      150           148
   MTR Gaming Group, Ser B
     9.750%, 04/01/10                                      200           208
   OED/Diamond Jo
     8.750%, 04/15/12                                      100           100
   Penn National Gaming
     6.875%, 12/01/11                                      100           102
   Pinnacle Entertainment (A)
     7.500%, 06/15/15                                      100            97
   Seminole Hard Rock
     Entertainment (A) (C)
     7.848%, 03/15/14                                      100           101

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Seneca Gaming
     7.250%, 05/01/12                        $             100   $       101
   Snoqualmie Entertainment
     Authority (A) (C)
     9.150%, 02/01/14                                      100           101
   Speedway Motorsports
     6.750%, 06/01/13                                      100            98
   Tunica-Biloxi Gaming
     Authority (A)
     9.000%, 11/15/15                                      125           131
   Waterford Gaming (A)
     8.625%, 09/15/12                                      101           105
   Wynn Las Vegas Capital
     6.625%, 12/01/14                                      200           193
   --------------------------------------------------------------------------
   TOTAL ENTERTAINMENT & GAMING                                        3,683
   ==========================================================================

   FINANCIAL SERVICES [1.9%]
   Ford Motor Credit
     7.375%, 10/28/09                                      200           198
     7.375%, 02/01/11                                      100            98
   GMAC
     6.750%, 12/01/14                                      425           407
   --------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              703
   ==========================================================================

   FOOD, BEVERAGE & TOBACCO [3.1%]
   Alliance One (A)
     8.500%, 05/15/12                                       75            77
   Beverages & More (A)
     9.250%, 03/01/12                                      100           101
   Chiquita Brands International
     7.500%, 11/01/14                                      100            90
   Del Monte
     8.625%, 12/15/12                                       50            52
   Friendly Ice Cream
     8.375%, 06/15/12                                      200           209
   Land O' Lakes
     8.750%, 11/15/11                                        6             6
   Le-Natures (A) (D)
     10.000%, 06/15/13                                     150            41
   Leiner Health Products
     11.000%, 06/01/12                                     100            94
   National Beef Packing
     10.500%, 08/01/11                                     100           104
   Pilgrim's Pride
     8.375%, 05/01/17                                      100            99
   Smithfield Foods, Ser B
     8.000%, 10/15/09                                      100           103
   Swift
     12.500%, 01/01/10                                     200           212
   --------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                      1,188
   ==========================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   FORESTRY [0.2%]
   Tembec Industries
     7.750%, 03/15/12                        $             150   $        79
   ==========================================================================

   GAS/NATURAL GAS [1.9%]
   Colorado Interstate Gas
     6.800%, 11/15/15                                      150           154
   El Paso
     7.000%, 05/15/11                                      275           280
   Targa Resources (A)
     8.500%, 11/01/13                                      200           203
   Williams Partners
     7.250%, 02/01/17                                      100           101
   --------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                 738
   ==========================================================================

   INSURANCE [0.3%]
   USI Holdings (A) (C)
     9.230%, 11/15/14                                      125           124
   ==========================================================================

   MACHINERY [1.0%]
   Baldor Electric
     8.625%, 02/15/17                                       50            53
   Case New Holland
     9.250%, 08/01/11                                      100           105
   Terex
     7.375%, 01/15/14                                      100           100
   Trimas
     9.875%, 06/15/12                                      115           118
   --------------------------------------------------------------------------
   TOTAL MACHINERY                                                       376
   ==========================================================================

   MEDICAL PRODUCTS & SERVICES [2.7%]
   Advanced Medical Optics (A)
     7.500%, 05/01/17                                      100            95
   Bio-Rad Laboratories
     7.500%, 08/15/13                                      100           101
   CDRV Investors (B)
     9.750%, 01/01/15                                      200           182
   Community Health Systems (A)
     8.875%, 07/15/15                                      100           101
   HCA (A)
     9.250%, 11/15/16                                       50            53
   MQ Associates (B)
     16.815%, 08/15/12                                     150            39
   Mylan Laboratories
     5.750%, 08/15/10                                      150           149
   Tenet Healthcare
     9.250%, 02/01/15                                      200           190

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Vanguard Health Holding
     9.000%, 10/01/14                        $             100   $        99
   --------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                   1,009
   ==========================================================================

   METALS & MINING [1.1%]
   Freeport-McMoRan Copper &
     Gold
     8.250%, 04/01/15                                      125           132
   Noranda Aluminium
     Acquisition (A)
     9.360%, 05/15/15                                      150           145
   Novelis
     7.250%, 02/15/15                                      150           154
   --------------------------------------------------------------------------
   TOTAL METALS & MINING                                                 431
   ==========================================================================

   MISCELLANEOUS BUSINESS SERVICES [2.2%]
   Affinion Group
     11.500%, 10/15/15                                     150           162
   Allied Security Escrow
     11.375%, 07/15/11                                     150           151
   Carriage Services
     7.875%, 01/15/15                                      200           202
   CHR Intermediate Holding (A)
     12.610%, 06/01/13                                      50            50
   Compagnie Generale de
     Geophysique
     7.500%, 05/15/15                                      100           100
   Mobile Services Group (A)
     9.750%, 08/01/14                                      150           160
   --------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                 825
   ==========================================================================

   MISCELLANEOUS MANUFACTURING [3.0%]
   AGY Holding (A)
     11.000%, 11/15/14                                     100           105
   Altra Industrial Motion (A)
     9.000%, 12/01/11                                      100           104
   American Railcar Industries
     7.500%, 03/01/14                                       50            50
   Cellu Tissue Holdings
     9.750%, 03/15/10                                      100            99
   Dresser-Rand Group
     7.375%, 11/01/14                                      133           133
   Hawker Beechcraft
     Acquisition (A)
     9.750%, 04/01/17                                       75            81
     8.500%, 04/01/15                                      100           103
   Koppers Holdings (B)
     9.875%, 11/15/14                                      250           214


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   MAAX
     9.750%, 06/15/12                        $             200   $       131
   Mueller Water Products (A)
     7.375%, 06/01/17                                      100            99
   --------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                   1,119
   ==========================================================================

   PAPER & RELATED PRODUCTS [3.0%]
   Appleton Papers, Ser B
     9.750%, 06/15/14                                      100           105
   Domtar
     7.125%, 08/15/15                                      150           145
   Georgia-Pacific
     7.700%, 06/15/15                                      100            99
   JSG Funding
     9.625%, 10/01/12                                        9             9
   Newark Group
     9.750%, 03/15/14                                      200           204
   Norampac
     6.750%, 06/01/13                                      100            95
   Norske Skog Canada
     7.375%, 03/01/14                                      250           225
   Smurfit Kappa Funding
     7.750%, 04/01/15                                      150           150
   Verso Paper Holdings (A)
     9.125%, 08/01/14                                      100           103
   --------------------------------------------------------------------------
   TOTAL PAPER & RELATED PRODUCTS                                      1,135
   ==========================================================================

   PETROLEUM & FUEL PRODUCTS [8.7%]
   Atlas Pipeline Partners
     8.125%, 12/15/15                                      200           200
   Chesapeake Energy
     6.250%, 01/15/18                                      100            93
   Clayton William Energy
     7.750%, 08/01/13                                      150           138
   Comstock Resources
     6.875%, 03/01/12                                      150           143
   Dynegy Holdings (A)
     7.750%, 06/01/19                                      100            93
     6.875%, 04/01/11                                      100            98
   Forest Oil
     8.000%, 06/15/08                                      150           152
     8.000%, 12/15/11                                      100           103
   Frontier Oil
     6.625%, 10/01/11                                      150           146
   Giant Industries
     8.000%, 05/15/14                                      200           216
   MarkWest Energy Partners,
     Ser B
     8.500%, 07/15/16                                      150           153
   OPTI Canada (A)
     7.875%, 12/15/14                                      100           100
   Pacific Energy
     7.125%, 06/15/14                                      100           104

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Parker Drilling
     9.625%, 10/01/13                        $             150   $       160
   Petroplus Finance (A)
     7.000%, 05/01/17                                       75            72
   Pogo Producing
     6.875%, 10/01/17                                      300           298
   Pride International
     7.375%, 07/15/14                                      100           100
   Regency Energy Partners (A)
     8.375%, 12/15/13                                      100           103
   Seitel (A)
     9.750%, 02/15/14                                       50            50
   SemGroup (A)
     8.750%, 11/15/15                                      175           176
   Swift Energy
     7.625%, 07/15/11                                      100           101
   Whiting Petroleum
     7.000%, 02/01/14                                      300           282
   Williams
     7.625%, 07/15/19                                       50            53
     6.375%, 10/01/10 (A)                                  150           150
   --------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                     3,284
   ==========================================================================

   PRINTING & PUBLISHING [3.4%]
   Dex Media (B)
     8.647%, 11/15/13                                      200           188
   Dex Media West, Ser B
     8.500%, 08/15/10                                      100           104
   Idearc
     8.000%, 11/15/16                                      125           126
   MediMedia USA (A)
     11.375%, 11/15/14                                      50            54
   Primedia
     8.000%, 05/15/13                                      100           105
   Reader's Digest Association (A)
     9.000%, 02/15/17                                       75            70
   RH Donnelley
     6.875%, 01/15/13                                      200           189
   RH Donnelley, Ser A-2
     6.875%, 01/15/13                                       50            47
   Sheridan Group
     10.250%, 08/15/11                                     150           157
   Valassis Communications (A)
     8.250%, 03/01/15                                      140           137
   Warner Music Group
     7.375%, 04/15/14                                      100            93
   --------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                         1,270
   ==========================================================================

   REAL ESTATE [0.2%]
   Realogy (A)
     10.500%, 04/15/14                                     100            95
   ==========================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST [0.4%]
   Host Marriott, Ser O
     6.375%, 03/15/15                        $             150   $       144
   ==========================================================================

   RETAIL [2.9%]
   Buffets
     12.500%, 11/01/14                                     100            96
   Clair's Stores (A)
     9.625%, 06/01/15                                      100            93
   Group 1 Automotive
     8.250%, 08/15/13                                      100           103
   Landry's Restaurants, Ser B
     7.500%, 12/15/14                                      100            97
   Leslie's Poolmart
     7.750%, 02/01/13                                      100           100
   Mobile Mini (A)
     6.875%, 05/01/15                                       25            24
   NPC International
     9.500%, 05/01/14                                      100            97
   Rare Restaurant Group (A)
     9.250%, 05/15/14                                      100           100
   Rite Aid
     8.125%, 05/01/10                                      100           101
   Sbarro
     10.375%, 02/01/15                                      50            49
   True Temper Sports
     8.375%, 09/15/11                                      150           131
   United Auto Group
     7.750%, 12/15/16                                      100            99
   --------------------------------------------------------------------------
   TOTAL RETAIL                                                        1,090
   ==========================================================================

   RUBBER & PLASTIC [0.3%]
   Goodyear Tire & Rubber
     9.000%, 07/01/15                                       98           106
   ==========================================================================

   SEMI-CONDUCTORS [1.1%]
   Amkor Technology
     9.250%, 06/01/16                                      100           103
   Flextronics International
     6.250%, 11/15/14                                      100            91
   Freescale Semiconductor (A)
     10.125%, 12/15/16                                     150           141
   Sensata Technologies
     8.000%, 05/01/14                                      100            96
   --------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                 431
   ==========================================================================

   STEEL & STEEL WORKS [1.2%]
   AK Steel
     7.875%, 02/15/09                                       40            40
     7.750%, 06/15/12                                      150           150

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Gerdau Ameristeel
     10.375%, 07/15/11                       $             100   $       105
   International Steel Group
     6.500%, 04/15/14                                      150           153
   --------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                             448
   ==========================================================================

   TELEPHONES & TELECOMMUNICATIONS [7.2%]
   American Cellular, Ser B
     10.000%, 08/01/11                                      25            26
   American Tower
     7.125%, 10/15/12                                      150           153
   Broadview Networks
     Holdings (A)
     11.375%, 09/01/12                                     100           106
   Centennial Communications
     10.125%, 06/15/13                                     100           107
     8.125%, 02/01/14                                       50            51
   Cincinnati Bell
     8.375%, 01/15/14                                      185           187
   Dobson Cellular Systems
     9.875%, 11/01/12                                      230           248
   Dobson Communications (C)
     9.606%, 10/15/12                                      250           255
   Insight Midwest
     9.750%, 10/01/09                                      104           105
   Level 3 Financing
     9.250%, 11/01/14                                      125           126
   MetroPCS Wireless (A)
     9.250%, 11/01/14                                      100           103
   Nordic Telephone (A)
     8.875%, 05/01/16                                       50            53
   NTL Cable
     9.125%, 08/15/16                                      150           157
   PanAmSat
     9.000%, 08/15/14                                       96           100
   Qwest
     7.625%, 06/15/15                                      414           428
   Rogers Wireless
     9.625%, 05/01/11                                      100           113
     7.250%, 12/15/12                                       50            53
   Telenet Group Holding (A) (B)
     11.500%, 06/15/14                                      22            21
   Time Warner Telecom Holdings
     9.250%, 02/15/14                                      100           106
   Triton PCS
     8.500%, 06/01/13                                      150           153
   West
     11.000%, 10/15/16                                      55            58
   --------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                               2,709
   ==========================================================================

   TRANSPORTATION SERVICES [2.1%]
   Kansas City Southern Railway
     9.500%, 10/01/08                                      100           104


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

                                                Face Amount
Description                                     (000)/Shares     Value (000)
-----------------------------------------------------------------------------
   Navios Maritime Holdings (A)
     9.500%, 12/15/14                        $             100   $       106
   NCL
     10.625%, 07/15/14                                     100            96
   Pegasus Solutions (A)
     10.500%, 04/15/15                                     100           100
   Ship Finance International
     8.500%, 12/15/13                                      200           206
   Stena
     7.000%, 12/01/16                                      200           200
   --------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                         812
   ==========================================================================

   WASTE DISPOSAL [0.3%]
   Allied Waste North America,
     Ser B
     7.125%, 05/15/16                                      100            98
   ==========================================================================

     TOTAL CORPORATE BONDS
       (Cost $36,549)                                                 36,427
     ========================================================================

COMMON STOCK [0.5%]

   BROADCASTING & CABLE [0.3%]
   Olympus *                                             8,500            51
   Time Warner Cable, Cl A *                             1,784            70
   --------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                            121
   ==========================================================================

   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior *                                       149             2
   ==========================================================================

   RETAIL [0.2%]
   Crunch Equity Holding *                                  56            84
   ==========================================================================

     TOTAL COMMON STOCK
       (Cost $143)                                                       207
     ========================================================================

CASH EQUIVALENTS [1.8%]
   Evergreen Select Money Market,
     Institutional Class, 5.21% **                     332,990           333
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.23% **                                    332,990           333
   --------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $666)                                                       666
     ========================================================================

Description                                       Shares         Value (000)
-----------------------------------------------------------------------------
WARRANTS [0.0%]
   Diva Systems,
     Expires 03/01/08 * (A)                                600   $        --
   Pliant, Expires 06/01/10 * (A)                          100            --
   --------------------------------------------------------------------------
     TOTAL WARRANTS
       (Cost $0)                                                          --
     ========================================================================

     TOTAL INVESTMENTS [98.6%]
       (Cost $37,358) +                                          $    37,300
     ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $37,839 ($ THOUSANDS).

+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,358
($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $910
($ THOUSANDS) AND $(968) ($ THOUSANDS), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURI TIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $8,417 ($ THOUSANDS), REPRESENTING 22.5% OF THE NET ASSETS OF THE FUND.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007.
(D) IN DEFAULT ON INTEREST PAYMENTS
CL -- CLASS
SER -- SERIES
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (A) [28.2%]

   ADVERTISING [2.0%]
   Siemens Capital
     5.215%, 08/21/07                        $          35,000   $    34,742
   ==========================================================================

   ASSET BACKED SECURITIES [14.6%]
   Amsterdam Funding
     5.300%, 07/13/07                                   25,000        24,956
   Barton Capital
     5.300%, 07/10/07                                   25,000        24,967
   Duke Funding High Grade
     5.275%, 07/25/07                                   35,000        34,877
   Giro Balance Funding
     5.330%, 07/20/07                                   35,000        34,902
   Laguna
     5.300%, 07/05/07                                   35,000        34,979
   Ranger Funding
     5.282%, 07/03/07                                   25,000        24,993
   Versailles
     5.300%, 07/23/07                                   25,000        24,920
   Windmill Funding
     5.300%, 07/13/07                                   25,000        24,956
   Yorktown Capital
     5.282%, 07/02/07                                   25,000        24,996
   --------------------------------------------------------------------------
   TOTAL ASSET BACKED SECURITIES                                     254,546
   ==========================================================================

   BANKS [5.6%]
   Bayerische
     5.320%, 09/19/07                                   35,000        34,592
   Dexia Delaware
     5.290%, 07/05/07                                   30,000        29,982
   Westpac Trust
     5.170%, 10/19/07                                   35,000        34,447
   --------------------------------------------------------------------------
   TOTAL BANKS                                                        99,021
   ==========================================================================

   FINANCE AUTO LOANS [2.0%]
   Toyota Credit
     5.250%, 07/02/07                                   35,000        34,995
   ==========================================================================

   PERSONAL CREDIT INSTITUTIONS [2.0%]
   ING Funding
     5.290%, 08/08/07                                   35,000        34,807
   ==========================================================================

   SECURITY BROKERS & DEALERS [2.0%]
   Bear Stearns
     5.980%, 07/11/07                                   35,000        34,949
   ==========================================================================

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
     TOTAL COMMERCIAL PAPER
        (Cost $ 493,060)                                         $   493,060
     ========================================================================

CORPORATE BONDS [17.4%]

   BANKS [6.8%]
   Bank of America
     5.295%, 07/24/07                        $          35,000        35,000
   Comerica Bank
     5.295%, 09/27/07                                   20,000        20,000
   Key Bank
     6.500%, 04/15/08                                   18,927        19,101
   Royal Bank of Canada
     5.330%, 03/20/08                                   19,225        19,226
   UBS
     5.400%, 11/28/07                                   25,000        25,000
   --------------------------------------------------------------------------
   TOTAL BANKS                                                       118,327
   ==========================================================================

   FINANCIAL SERVICES [5.4%]
   American Honda (B)
     5.315%, 01/28/08                                   35,000        35,000
   General Electric
     5.400%, 03/04/08                                   25,000        25,014
   Sigma Financial (B)
     5.318%, 11/21/07                                   35,000        35,000
  --------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                           95,014
   ==========================================================================

   INSURANCE [0.5%]
   Prudential Insurance (B)
     7.650%, 07/01/07                                    8,350         8,350
   ==========================================================================

   INVESTMENT BANKER/BROKER DEALER [2.6%]
   Goldman Sachs Group
     4.125%, 01/15/08                                   25,459        25,284
   Lehman Brothers Holdings
     4.000%, 01/22/08                                   20,000        19,857
   --------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                              45,141
   ==========================================================================

   PERSONAL CREDIT INSTITUTIONS [2.1%]
   American Express Bank
     5.290%, 01/22/08                                   20,000        20,000
   Household Finance
     5.836%, 02/15/08                                   16,300        16,358
   --------------------------------------------------------------------------
   TOTAL PERSONAL CREDIT INSTITUTIONS                                 36,358
   ==========================================================================

     TOTAL CORPORATE BONDS
        (Cost $303,190)                                              303,190
     ========================================================================


                                CNI CHARTER FUNDS

Schedule of Investments

JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------

Prime Money Market Fund

                                                Face Amount
Description                                     (000)/Shares     Value (000)
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [1.3%]
   FHLB
     5.300%, 03/19/08                        $           5,000   $     5,000
     5.200%, 04/09/08                                    5,000         5,000
   FNMA
     5.150%, 11/21/07                                    5,000         4,998
     5.150%, 02/04/08                                    7,984         7,982
   --------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $22,980)                                                 22,980
     ========================================================================

CERTIFICATES OF DEPOSIT [13.7%]
   Bank of Ireland
     5.340%, 08/09/07                                   29,000        29,000
   Barclays Bank
     5.330%, 03/26/08                                   25,000        25,000
   BNP Paribas
     5.300%, 11/05/07                                   35,000        35,000
   Citibank
     5.295%, 08/02/07                                   35,000        35,000
   Comerica Bank
     5.320%, 09/21/07                                   20,000        20,001
   Deutsche Bank
     5.270%, 10/02/07                                   35,000        35,000
   Societe Generale
     5.290%, 07/26/07                                   25,000        25,000
   Wells Fargo Bank
     5.250%, 07/17/07                                   35,000        35,000
   --------------------------------------------------------------------------
     TOTAL CERTIFICATES OF DEPOSIT
        (Cost $239,001)                                              239,001
     ========================================================================

CASH EQUIVALENT [0.0%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.23% *                                     230,363           230
   --------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
        (Cost $230)                                                      230
     ========================================================================

REPURCHASE AGREEMENTS (C) [39.4%]
   Banc of America 5.230%, date
     06/29/07, repurchased on
     07/02/07, repurchase price
     $150,065,375 (collateralized
     by a U.S. Government
     obligation, par value
     $208,394,697, 5.000%,
     07/01/35; with total market
     value $153,000,01)                                150,000       150,000

Description                                  Face Amount (000)   Value (000)
-----------------------------------------------------------------------------
   Barclay Bank 5.350%, dated
     06/29/07, repurchased on
     07/02/07, repurchase price,
     $87,539,010 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $8,693,389-
     $50,001,686, 5.504%-
     6.277%, 04/01/36-
     10/01/36; with total market
     value $89,250,000)                      $          87,500   $    87,500

   Bear Stearns 5.350%, dated
     06/29/07, repurchased on
     07/02/07, repurchase price
     $125,055,729 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $8,515-$26,960,757,
     5.500%-7.000%, 05/01/22-
     05/01/37; with total
     market value $127,503,285)                        125,000       125,000

   Lehman Brothers 5.350%, dated
     06/29/07, repurchased on
     07/02/07, repurchase price
     $150,066,875 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $42,432,366-
     $159,405,000, 5.000%-
     5.500%, 05/01/35-
     11/01/35; with total market
     value $153,001,140)                               150,000       150,000

   Nomura 5.330%, dated
     06/29/07, repurchased on
     07/02/07, repurchase price
     $175,077,729 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $3,738,388-
     $143,606,471, 3.897%-
     7.161%, 09/01/27-
     10/01/36; with total market
     value $176,500,000)                               175,000       175,000
   --------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $687,500)                                              687,500
     ========================================================================

     TOTAL INVESTMENTS [100.0%]
        (Cost $1,745,961) +                                      $ 1,745,961
     ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,745,641 ($ THOUSANDS).


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund



+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO
BOOK COST.
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $ 78,350 (000), REPRESENTING 4.4% OF THE NET ASSETS OF THE FUND.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

Government Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [58.0%]
   FAMC
     5.250%, 01/11/08                        $          14,725   $       14,725
   FFCB
     3.000%, 04/15/08                                    1,800            1,769
   FFCB DN (A)
     5.110%, 07/02/07                                   50,000           49,993
     5.110%, 07/12/07                                   40,430           40,367
     5.140%, 07/16/07                                   25,000           24,947
   FHLB
     3.125%, 08/15/07                                   15,530           15,491
     4.750%, 08/17/07                                   32,700           32,678
     5.260%, 10/23/07                                   25,000           25,000
     4.125%, 10/26/07                                   20,000           19,930
     5.500%, 12/27/07                                   15,000           15,020
     5.040%, 01/10/08                                   25,500           25,500
     3.625%, 01/15/08                                    3,450            3,419
     5.250%, 01/16/08                                    9,445            9,445
     4.000%, 02/01/08                                   10,520           10,445
     5.030%, 02/07/08                                   20,000           20,002
     5.250%, 02/13/08                                   10,780           10,791
     5.125%, 02/21/08                                   17,665           17,651
     5.125%, 02/26/08                                   23,690           23,696
     5.300%, 03/05/08                                   20,000           20,000
     5.300%, 03/19/08                                   50,000           50,000
     5.200%, 04/09/08                                   50,000           49,990
     4.125%, 04/18/08                                   49,630           49,188
   FHLB DN (A)
     5.060%, 07/02/07                                  150,000          149,979
     5.070%, 07/03/07                                  100,000           99,972
     5.170%, 07/05/07                                  100,000           99,943
     5.100%, 07/06/07                                   50,000           49,965
     5.160%, 07/11/07                                   97,200           97,061
   FHLMC
     4.625%, 02/21/08                                    3,000            2,987
     5.350%, 03/26/08                                   25,000           25,000
   FHLMC DN (A)
     5.150%, 07/25/07                                   50,000           49,829
     5.190%, 08/17/07                                   25,000           24,832
     5.248%, 11/30/07                                   13,107           12,829
   FHLMC MTN
     5.000%, 12/12/07                                   25,465           25,436
     5.140%, 12/14/07                                   38,645           38,640
   FNMA
     4.250%, 07/15/07                                   20,024           20,015
     5.150%, 11/21/07                                   25,000           24,993
     5.010%, 01/11/08                                    4,000            3,995
     5.500%, 01/15/08                                    9,430            9,438
     5.150%, 02/04/08                                   10,000            9,997
     5.750%, 02/15/08                                   25,000           25,065
   FNMA DN (A)
     5.140%, 07/09/07                                   50,000           49,943
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,349,966)                                              1,349,966
     ===========================================================================

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) [41.9%]
   Bank of America
     5.350%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $225,100,313 (collateralized by a
     U.S. Government obligation, par
     value $312,592,045, 5.000%,
     07/01/35; with total market value
     $229,500,000)                           $         225,000   $      225,000

   Barclay Bank
     5.350%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $27,012,038 (collateralized by U.S.
     Government obligations, ranging in
     par value $15,255,550-$17,102,676,
     5.049%-8.277%, 12/01/35-09/01/36;
     with total market value $27,540,000)               27,000           27,000

   Bear Stearns
     5.350%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $200,089,167 (collateralized by U.S.
     Government obligations, ranging in
     par value $11,720,928-$26,448,168,
     5.000%-6.500%, 09/01/21-07/01/37,
     with total market value $204,000,661)             200,000          200,000

   Deutsche Bank
     5.350%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $200,089,167 (collateralized by U.S.
     Government obligations, ranging in
     par value $1,947,882-$99,928,336,
     4.393%-7.385%, 06/01/34-05/01/37;
     with total market value $204,000,000)             200,000          200,000


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Lehman Brothers
     5.350%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $100,044,583 (collateralized by
     U.S. Government obligations,
     ranging in par value $29,257,144-
     $114,955,000, 5.000%-5.500%,
     05/01/34-05/01/35; with total
     market value $102,003,497)              $         100,000   $      100,000

   Nomura
     5.330%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $175,077,729 (collateralized by
     U.S. Government obligations,
     ranging in par value
     $196,470-$80,000,078,
     4.426%-8.032%, 03/01/30-07/01/37;
     with total market value
     $178,500,000)                                     175,000          175,000

   UBS Warburg
     5.340%, dated 06/29/07, repurchased
     on 07/02/07, repurchase price
     $50,022,250 (collateralized by U.S.
     Government obligations, ranging in
     par value $16,430,000-$59,171,005,
     4.500%-5.000%, 11/01/33-06/01/37;
     with total market value $51,002,030)               50,000           50,000
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $977,000)                                                  977,000
     ===========================================================================

     TOTAL INVESTMENTS [99.9%]
       (Cost $2,326,966) +                                       $    2,326,966
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,329,927 ($ THOUSANDS).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
DN -- DISCOUNT NOTE
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [103.4%]

   CALIFORNIA [102.9%]
   ABAG, Finance Authority for
     Non-Profit Corporations,
     Public Policy Institute,
     Ser A, RB (A) (B) (C)
     3.650%, 11/01/31                            $   2,915       $        2,915
   ABAG, Finance Authority for
     Non-Profit Corporations,
     School of the Sacred Heart,
     Ser B, RB (A) (B) (C)
     3.770%, 06/01/30                                7,900                7,900
   ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser C, COP (A) (B) (C)
     3.810%, 10/01/27                                5,120                5,120
   ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser D, COP (A) (B) (C)
     Callable 08/01/07 @ 100
     3.810%, 10/01/27                                2,840                2,840
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A,
     RB (A) (B) (D)
     3.680%, 07/15/33                                4,685                4,685
   Berkeley, TRAN
     4.000%, 10/31/07                                9,550                9,567
   Berkeley, YMCA Project, RB
     (A) (B) (C)
     3.650%, 06/01/23                                1,795                1,795
   California State, Community
     College Financing Authority,
     Ser A, TRAN
     4.500%, 06/30/08                                7,500                7,559
   California State, Daily
     Kindergarten University,
     Ser A-2, GO (A) (B) (C)
     3.760%, 05/01/34                                5,900                5,900
   California State, Daily
     Kindergarten University,
     Ser A-3, GO (A) (B) (C)
     3.800%, 05/01/34                                7,750                7,750
   California State, Daily
     Kindergarten University,
     Ser B-1, GO (A) (B) (C)
     3.880%, 05/01/34                                2,200                2,200
   California State, Department of
     Water Resource & Power,
     Ser B-1, RB (A) (B) (C)
     3.790%, 05/01/22                                5,020                5,020
   California State, Department of
     Water Resource & Power,
     Ser B-2, RB (A) (B) (C)
     3.830%, 05/01/22                                4,000                4,000

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Department of
     Water Resource & Power,
     Ser B-5, RB
     3.810%, 05/01/22                            $   5,000       $        5,000
   California State, Department of
     Water Resource & Power,
     Ser B-6, RB (A) (B) (C)
     3.700%, 05/01/22                                1,200                1,200
   California State, Department of
     Water Resource & Power,
     Ser C-15, RB (A) (B) (C)
     3.680%, 05/01/22                                5,000                5,000
   California State, Department of
     Water Resource & Power,
     Sub-Ser F-2, RB (A) (B) (C)
     3.890%, 05/01/20                                3,100                3,100
   California State, Department of
     Water Resource & Power,
     Sub-Ser F-3, RB (A) (B) (C)
     3.790%, 05/01/21                                6,000                6,000
   California State, Department of
     Water Resource & Power,
     Sub-Ser G-3, RB, FSA
     (A) (B)
     3.650%, 05/01/16                                1,050                1,050
   California State, Department of
     Water Resource & Power,
     Sub-Ser G-4, RB, FSA
     (A) (B)
     3.630%, 05/01/16                               10,000               10,000
   California State, Economic
     Development Financing
     Authority, KQED Project,
     RB (A) (B) (C)
     3.650%, 04/01/20                                1,200                1,200
   California State, Economic
     Recovery Authority, Ser C,
     RB (A) (B)
     Callable 07/10/07 @ 100
     3.810%, 07/01/23                                6,060                6,060
   California State, Economic
     Recovery Authority, Ser C-1,
     RB (A) (B)
     3.830%, 07/01/23                               20,970               20,970
   California State, Economic
     Recovery Authority, Ser C-12,
     RB (A) (B)
     3.680%, 07/01/23                                1,100                1,100
   California State, Economic
     Recovery Authority, Ser C-13,
     RB, XLCA (A) (B)
     3.750%, 07/01/23                                5,000                5,000
   California State, Economic
     Recovery Authority, Ser C-4,
     RB (A) (B)
     3.810%, 07/01/23                                6,325                6,325


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Economic
     Recovery Authority, Ser C-8,
     RB (A) (B) (C)
     3.850%, 07/01/23                            $   3,000       $        3,000
   California State, Educational
     Facilities Authority,
     Chapman University Project,
     RB (A) (B) (C)
     3.650%, 12/01/30                                1,000                1,000
   California State, Educational
     Facilities Authority,
     University San Francisco,
     RB (A) (B) (C)
     3.600%, 05/01/30                                5,100                5,100
   California State, Health Facilities
     Finance Authority,
     Adventist Health Systems
     Project, Ser B, RB
     (A) (B) (C)
     3.820%, 09/01/25                                4,400                4,400
   California State, Health Facilities
     Finance Authority,
     Adventist Hospital Project,
     Ser A, RB, MBIA (A) (B)
     3.810%, 09/01/28                               11,190               11,190
   California State, Health Facilities
     Finance Authority,
     Adventist Hospital Project,
     Ser B, RB, MBIA (A) (B)
     3.810%, 09/01/28                               10,635               10,635
   California State, Housing
     Finance Agency,
     Multi-Family Housing Project,
     Ser D, RB (A) (B)
     3.800%, 02/01/31                                2,770                2,770
   California State, Infrastructure &
     Economic Authority,
     Asian Art Museum Foundation
     Project, RB, MBIA (A) (B)
     3.810%, 06/01/34                                5,100                5,100
   California State, Infrastructure &
     Economic Authority,
     Contemporary Jewish
     Museum Project, RB
     (A) (B) (C)
     3.800%, 12/01/36                                5,000                5,000
   California State, Infrastructure &
     Economic Authority, Jewish
     Community Center Project,
     RB, FGIC (A) (B)
     3.760%, 12/01/31                               16,000               16,000
   California State, Kindergarten-
     University Project, Ser B-3,
     GO (A) (B)
     3.700%, 05/01/34                                2,300                2,300

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Ser A-1,
     GO (A) (B) (C)
     3.800%, 05/01/33                            $   5,700       $        5,700
   California State, Ser A-2,
     GO (A) (B) (C)
     3.820%, 05/01/33                                5,500                5,500
   California State, Ser A-3,
     GO (A) (B)
     3.810%, 05/01/33                                1,300                1,300
   California State, Ser B,
     Sub-Ser B-6, GO (A) (B) (C)
     3.880%, 05/01/40                               23,840               23,840
   California State, Ser B,
     Sub-Ser B-7, GO (A) (B) (C)
     3.890%, 05/01/40                                6,000                6,000
   California State, Ser B-1,
     GO (A) (B) (C)
     3.700%, 05/01/33                                7,000                7,000
   California State, Ser C-2,
     GO (A) (B) (C)
     3.650%, 05/01/33                                7,700                7,700
   California State, Weekly
     Kindergarten University,
     Ser B-5, GO (A) (B) (C)
     3.690%, 05/01/34                               11,525               11,525
   California Statewide,
     Communities Development
     Authority, Childrens
     Hospital Project, Ser A,
     RB, AMBAC (A) (B)
     3.670%, 08/15/32                                3,210                3,210
   California Statewide,
     Communities Development
     Authority, Childrens
     Hospital Project, Ser B, RB,
     AMBAC (A) (B)
     3.670%, 08/15/32                                1,800                1,800
   California Statewide,
     Communities Development
     Authority, North Peninsula
     Jewish Project, RB
     (A) (B) (C)
     3.810%, 07/01/34                                6,300                6,300
   Contra Costa County, Ser A,
     TRAN
     4.500%, 12/11/07                                5,000                5,024
   Corona, Multi-Family Housing
     Authority, Country Hills
     Project, Ser A, RB
     (A) (B) (D)
     3.670%, 02/01/25                                6,355                6,355
   East Bay, Municipal Utilities
     District Authority, Ser A,
     RB, FSA (A) (B)
     3.670%, 06/01/25                                8,910                8,910


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   East Bay, Municipal Utilities
     District Authority, Sub-Ser
     1, RB, XLCA (A) (B)
     3.680%, 06/01/38                            $   6,600       $        6,600
   East Bay, Municipal Utilities
     District Authority, Sub-Ser
     B-1, RB, XLCA (A) (B)
     3.680%, 06/01/38                               13,835               13,835
   East Bay, Municipal Utilities
     District Authority, Sub-Ser
     B-3, RB, XLCA (A) (B)
     3.630%, 06/01/38                                4,970                4,970
   Eastern California,
     Municipal Water District,
     COP, Ser B, TA, FGIC (A) (B)
     3.650%, 07/01/20                                5,000                5,000
   Fremont, Family Center Finance
     Project, COP (A) (B) (C)
     3.630%, 08/01/28                                4,300                4,300
   Fremont, Office Building
     Improvement & Fire
     Equipment Project, COP
     (A) (B) (C)
     3.630%, 08/01/30                                3,345                3,345
   Fresno, Multi-Family Housing
     Authority, Stonepine
     Apartment Project, Ser A,
     RB (A) (B) (D)
     3.670%, 02/15/31                                2,495                2,495
   Fresno, Palm Lakes Apartment
     Project, RB (A) (B) (C)
     3.680%, 05/01/15                                3,615                3,615
   Glendale, Police Building
     Project, COP (A) (B)
     3.750%, 06/01/30                               14,100               14,100
   Grant, Joint Union High School
     District, School Facility
     Bridge Funding Project,
     COP, FSA (A) (B)
     3.650%, 09/01/34                                1,000                1,000
   Huntington Beach, Union High
     School District, School
     Facility Bridge Funding
     Project, COP, FSA (A) (B)
     3.650%, 09/01/28                                1,890                1,890
   Irvine Ranch, Water District
     #140-240-105-250, GO
     (A) (B) (C)
     3.700%, 04/01/33                                4,125                4,125
   Irvine Ranch, Water District,
     GO (A) (B) (C)
     3.800%, 01/01/21                                3,300                3,300
   Irvine, Improvement Board, Act
     1915 Project, District #03-19,
     Ser A, SAB (A) (B) (C)
     3.700%, 09/02/29                                9,798                9,798

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Irvine, Improvement Board, Act
     1915 Project, District #03-19,
     Ser B, SAB (A) (B)
     3.800%, 09/02/29                            $   1,526       $        1,526
   Irvine, Improvement Board, Act
     1915 Project, District #05-21,
     Ser A, RB (A) (B) (C)
     3.800%, 09/02/31                                9,500                9,500
   Irvine, Improvement Board, Act
     1915 Project, District #07-22,
     Ser A, RB (A) (B) (C)
     3.800%, 09/02/32                               15,000               15,000
   Irvine, Improvement Board, Act
     1915 Project, District #87-8,
     SAB (A) (B) (C)
     3.710%, 09/02/24                                2,845                2,845
   Kings County, Multi-Family
     Housing Authority,
     Edgewater Isle Apartments
     Project, Ser A, RB
     (A) (B) (D)
     3.670%, 02/15/31                               13,410               13,410
   Lemon Grove, Multifamily
     Housing, Hillside Terrace
     Project, RB (A) (B) (D)
     3.670%, 02/15/31                                4,955                4,955
   Los Angeles County, Multi-
     Family Housing Authority,
     Malibu Canyon Apartments
     Project, Ser B, RB
     (A) (B) (C)
     3.650%, 06/01/10                                8,000                8,000
   Los Angeles County, Public
     Works Financing Authority,
     Master Project, Ser A, RB,
     FGIC
     4.000%, 09/01/07                                5,000                5,004
   Los Angeles County, TRAN
     4.500%, 06/30/08                                6,000                6,051
   Los Angeles, Department of
     Water & Power, Sub-Ser
     B-1, RB (A) (B)
     3.750%, 07/01/35                                7,000                7,000
   Los Angeles, Department of
     Water, Sub-Ser 2,
     RB (A) (B)
     3.700%, 07/01/35                               18,950               18,950
   Los Angeles, Metropolitan
     Transit Commission, Ser A,
     RB, FGIC (A) (B)
     3.670%, 07/01/12                                8,530                8,530
   Los Angeles, Metropolitan
     Transportation Authority,
     Proposition C, Ser A, RB,
     MBIA (A) (B)
     3.650%, 07/01/20                               11,015              11,015


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Los Angeles, TRAN
     4.500%, 06/30/08                            $   7,000       $        7,055
   Los Angeles, Unified School
     District, Administration
     Building Project, Ser A,
     COP, AMBAC (A) (B)
     3.630%, 10/01/24                                8,365                8,365
   Los Angeles, Unified School
     District, TRAN
     4.000%, 12/03/07                                3,155                3,161
   Los Angeles, Wastewater
     Systems, Sub-Ser B-1, RB,
     XLCA (A) (B)
     3.610%, 06/01/28                                4,480                4,480
   Los Angeles, Water & Power
     Resource Authority, Power
     System Project, Sub-Ser
     A-7, RB (A) (B)
     3.690%, 07/01/35                               15,000               15,000
   Los Angeles, Water & Power
     Resource Authority,
     Sub-Ser B-2, RB (A) (B)
     3.650%, 07/01/34                                2,000                2,000
   Los Angeles, Water & Power
     Resource Authority,
     Sub-Ser B-3, RB (A) (B)
     3.870%, 07/01/34                                7,550                7,550
   Los Angeles, Water & Power
     Resource Authority,
     Sub-Ser B-6, RB (A) (B)
     3.810%, 07/01/34                                4,000                4,000
   Moorpark, Unified School
     District, Ser A, COP,
     FSA (A) (B)
     3.650%, 11/01/28                                1,000                1,000
   Mount Diablo, Unified School
     District, TRAN
     4.000%, 11/21/07                                5,000                5,011
   Newport Beach, Hoag Memorial
     Hospital, Ser A, RB
     Pre-Refunded @ 100
     (A) (E)
     3.800%, 08/29/07                                5,700                5,700
   Newport Beach, Hoag Memorial
     Hospital, Ser B, RB
     Pre-Refunded @ 100
     (A) (E)
     3.800%, 08/29/07                                1,045                1,045
   Newport Beach, Hoag Memorial
     Hospital, Ser C, RB
     Pre-Refunded @ 100
     (A) (E)
     3.800%, 08/29/07                                7,870                7,870
   Oakland, Capital Equipment
     Project, COP (A) (B) (C)
     3.750%, 12/01/15                                3,590                3,590

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Oakland-Alameda County,
     Coliseum Project, Ser C-1,
     RB (A) (B) (C)
     3.660%, 02/01/25                            $  15,000        $       15,000
   Orange County, Apartment
     Development Authority,
     Bear Brand Apartments
     Project, RB (A) (B) (D)
     3.680%, 11/01/07                                1,900                 1,900
   Orange County, Apartment
     Development Authority,
     Hidden Hills Project, Ser C,
     RB (A) (B)
     3.650%, 11/01/09                                3,200                 3,200
   Orange County, Apartment
     Development Authority,
     Larkspur Canyon
     Apartments, Ser A, RB
     (A) (B) (D)
     3.690%, 06/15/37                                1,200                 1,200
   Orange County, Apartment
     Development Authority,
     Riverbend Apartments
     Project, Ser B,
     RB (A) (B) (D)
     3.690%, 12/01/29                                5,000                 5,000
   Orange County, Apartment
     Development Authority,
     Seaside Meadow Project,
     Ser C, RB (A) (B) (D)
     3.680%, 08/01/08                                8,000                 8,000
   Orange County, Improvement
     Board, Assessment District
     No. 01-1, Ser A, SAB
     (A) (B) (C)
     3.710%, 09/02/33                                1,500                 1,500
   Orange County, Improvement
     Board, Assessment District
     No. 88, RB (A) (B) (C)
     3.810%, 09/02/18                                1,100                 1,100
   Orange County, Sanitation
     District Authority, Ser A,
     COP (A) (B)
     3.710%, 08/01/29                                2,755                 2,755
   Orange County, Sanitation
     District Authority, Ser B,
     COP (A) (B)
     3.710%, 08/01/30                                9,300                 9,300
   Orange County, Water District
     Authority, Ser A,
     COP (A) (B)
     3.670%, 08/01/42                                2,800                 2,800
   Pasadena, Public Financing
     Authority, Rose Bowl
     Refinancing & Improvement
     Project, RB (A) (B) (C)
     3.590%, 12/01/23                                5,000                 5,000


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Riverside County, Ser C, COP
     (A) (B) (C)
     3.640%, 12/01/15                            $  14,700       $       14,700
   Riverside, Unified School
     District, Ser C, School
     Facility Bridge Funding
     Project, COP, FSA (A) (B)
     3.650%, 09/01/27                                1,610                1,610
   Sacramento County, Housing
     Authority, Bent Tree
     Apartments Project, Ser A,
     RB (A) (B) (D)
     3.670%, 02/15/31                                2,500                2,500
   Sacramento County, Ser A,
     TRAN
     4.250%, 07/09/08                                5,000                5,030
   Sacramento County, TRAN
     4.500%, 07/17/07                                7,000                7,003
   San Bernardino County,
     Housing Authority, Alta
     Loma Heritage Project,
     Ser A, RB (A) (B) (C)
     3.700%, 02/01/23                                1,354                1,354
   San Diego County, School
     District, Ser A, TRAN
     4.500%, 07/27/07                                6,000                6,003
   San Diego, Museum of Art
     Project, COP (A) (B) (C)
     3.620%, 09/01/30                                1,400                1,400
   San Diego, Unified School
     District, Ser A, TRAN
     4.500%, 07/24/07                                4,000                4,002
     4.500%, 07/22/08                                6,000                6,051
   San Francisco (City & County),
     Housing Authority, Bayside
     Village Project D, Ser A, RB
     (A) (B) (C)
     3.690%, 12/01/16                                6,000                6,000
   San Francisco (City & County),
     Moscone Center Expansion
     Project, Ser 2, RB,
     AMBAC (A) (B)
     3.630%, 04/01/30                                1,125                1,125
   San Francisco Bay Area Toll
     Authority, Ser A-1, RB,
     AMBAC (A) (B)
     3.550%, 04/01/45                                5,000                5,000
   San Francisco, Bay Area Toll
     Authority, Ser A, RB,
     AMBAC (A) (B)
     3.550%, 04/01/36                               10,850               10,850
   San Francisco, Bay Area Toll
     Authority, Ser C, RB,
     AMBAC (A) (B)
     3.590%, 04/01/25                                5,650                5,650

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   San Jose, Redevelopment
     Agency, Merged Area
     Redevelopment Project,
     Ser A, RB (A) (B) (C)
     3.650%, 07/01/26                            $   3,100       $        3,100
   Santa Clara County, Financing
     Authority, VMC Facility
     Replacement Project, Ser B,
     RB (A) (B)
     3.680%, 11/15/25                               12,375               12,375
   Santa Clara Valley,
     Transportation Authority,
     Ser A, RB, AMBAC (A) (B)
     3.650%, 06/01/26                                6,300                6,300
   Santa Cruz County, Board of
     Education, TRAN
     4.250%, 06/30/08                                3,000                3,016
   Santa Cruz County, TRAN
     4.500%, 07/11/08                                5,000                5,041
   Sequoia, Unified High School
     District, TRAN
     4.250%, 07/03/08                                3,000                3,017
   Southern California, Metro
     Water District Authority,
     Waterworks Authorization,
     Ser B-4 (A) (B)
     3.670%, 07/01/35                                5,000                5,000
   Southern California,
     Metropolitan Water District
     Authority, RB (A) (B)
     3.700%, 07/01/35                                5,000                5,000
   Southern California,
     Metropolitan Water District
     Authority, RB (A) (B)
     3.630%, 07/01/27                                2,600                2,600
   Southern California,
     Metropolitan Water District
     Authority, Ser C-1, RB
     (A) (B)
     3.800%, 07/01/36                                7,700                7,700
   Southern California,
     Metropolitan Water District
     Authority, Water Works
     Authorization, Ser B, RB
     (A) (B)
     3.630%, 07/01/28                                5,400                5,400
   Southern California,
     Metropolitan Water District,
     Ser A, RB (A) (B)
     3.750%, 07/01/25                                3,800                3,800
   Southern California,
     Metropolitan Water District,
     Ser C-1, RB (A) (B)
     3.620%, 07/01/30                                5,000                5,000


                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Southern California,
     Metropolitan Water District,
     Ser C-3, RB (A) (B)
     3.670%, 07/01/30                            $   8,395       $        8,395
   Southern California, Public
     Power Authority, Southern
     Transmission Project, Ser A,
     RB, FSA (A) (B)
     3.650%, 07/01/23                                6,000                6,000
   Southern California, Public
     Power Authority, Southern
     Transmission Project, RB,
     AMBAC (A) (B) (C)
     3.680%, 07/01/19                                8,000                8,000
   State of California, Economic
     Recovery Authority, Ser C-2,
     RB (A) (B) (D)
     3.810%, 07/01/23                                7,000                7,000
   State of California, Ser B-3, GO
     (A) (B) (C)
     3.630%, 05/01/33                                6,100                6,100
   Sunnyvale, Government Center
     Site Acquisition Project,
     Ser A, COP, AMBAC (A) (B)
     3.650%, 04/01/31                                4,200                4,200
   Three Valleys, Municipal
     Water District Authority,
     Miramar Water Treatment
     Project, COP (A) (B) (C)
     3.670%, 11/01/14                                4,700                4,700
   Turlock, Irrigation District,
     Capital Improvement &
     Refunding Project, COP
     (A) (B) (C)
     3.810%, 01/01/31                                9,150                9,150
   Ventura County, TRAN
     4.500%, 07/02/07                                2,500                2,500
     4.500%, 07/01/08                                5,000                5,043
   Westminster, Civic Center
     Refinancing Program, Ser A,
     COP, AMBAC (A) (B)
     3.650%, 06/01/22                                2,700                2,700
   Yolo County, Multi-Family
     Housing Authority, Primero
     Grove Project, Ser A, RB
     (A) (B) (C)
     3.610%, 11/01/27                               10,485               10,485
   -----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                     848,556
   =============================================================================

Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   WASHINGTON [0.5%]
   Seattle, Municipal Light &
     Power Authority, RB
     (A) (B) (C)
     3.700%, 06/01/21                            $   4,100       $        4,100
   =============================================================================

     TOTAL MUNICIPAL BONDS
      (Cost $852,656)                                                   852,656
     ===========================================================================

COMMERCIAL PAPER (F) [0.7%]
   Contra Costa
     3.580%, 08/07/07                                5,800                5,800
   -----------------------------------------------------------------------------
     TOTAL COMMERCIAL PAPER
       (Cost $5,800)                                                      5,800
   =============================================================================

     TOTAL INVESTMENTS [104.1%]
       (Cost $858,456) +                                         $      858,456
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $824,650 ($ THOUSANDS).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
(E) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(F) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                               CNI CHARTER FUNDS

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date  August 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date  August 8, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ---------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date  August 8, 2007

* Print the name and title of each signing officer under his or her signature.